UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Aerospace and defense (0.5%)

Embraer SA ADR (Brazil)	6,318	$157,508

		157,508
Airlines (1.1%)

Turk Hava Yollari (Turkey)(NON)	122,268	359,924

		359,924
Auto components (2.6%)

Hyundai Mobis (South Korea)	2,074	546,823

Hyundai Wia Corp. (South Korea)	1,938	325,729

		872,552
Automobiles (4.2%)

Brilliance China Automotive Holdings, Inc. (China)(NON)	310,000	377,190

Hyundai Motor Co. (South Korea)	888	184,923

Kia Motors Corp. (South Korea)	8,811	503,672

Tata Motors, Ltd. (India)	70,539	354,608

		1,420,393
Beverages (0.8%)

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)	6,622	275,541

		275,541
Building products (0.2%)

Sung Kwang Bend Co., Ltd. (South Korea)	2,459	56,656

		56,656
Chemicals (2.2%)

China BlueChemical, Ltd. (China)	300,000	187,350

Honam Petrochemical Corp. (South Korea)	1,032	204,427

LG Chemical, Ltd. (South Korea)	1,278	368,228

		760,005
Commercial banks (18.9%)

Agricultural Bank of China, Ltd. (China)	758,000	332,533

Banco Santander Brasil SA ADS (Brazil)	32,674	218,589

Bank Mandiri (Persero) Tbk PT (Indonesia)	441,500	379,671

China Construction Bank Corp. (China)	808,000	619,277

CIMB Group Holdings Berhad (Malaysia)	136,000	334,212

Grupo Financiero Banorte SAB de CV (Mexico)	72,211	412,101

Hana Financial Group, Inc. (South Korea)	9,730	301,914

ICICI Bank, Ltd. (India)	14,734	297,917

Industrial and Commercial Bank of China, Ltd. (China)	1,125,000	759,174

Itau Unibanco Holding SA ADR (Preference) (Brazil)	14,920	226,038

Kasikornbank PCL NVDR (Thailand)	51,300	312,581

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	543,500	399,403

Sberbank of Russia ADR (Russia)	59,353	702,146

Security Bank Corp. (Philippines)	43,210	173,199

Siam Commercial Bank PCL (Thailand)	55,700	294,925

Turkiye Garanti Bankasi AS (Turkey)	85,404	405,309

Turkiye Halk Bankasi AS (Turkey)	24,169	234,000

		6,402,989
Communications equipment (0.5%)

Wistron NeWeb Corp. (Taiwan)	110,963	177,975

		177,975
Computers and peripherals (1.0%)

Pegatron Corp. (Taiwan)(NON)	264,000	344,379

		344,379
Construction and engineering (2.3%)

China Railway Group, Ltd. Class H (China)	487,000	283,395

CTCI Corp. (Taiwan)	114,000	217,375

Daelim Industrial Co., Ltd. (South Korea)	1,955	142,448

Samsung Engineering Co., Ltd. (South Korea)	980	146,613

		789,831
Construction materials (3.0%)

CEMEX SAB de CV ADR (Mexico)(NON)	25,100	223,390

China Shanshui Cement Group, Ltd. (China)	335,000	228,659

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	124,000	300,516

Siam Cement PCL NVDR (Thailand)	20,600	265,135

		1,017,700
Diversified financial services (1.1%)

BM&F Bovespa SA (Brazil)	36,700	220,530

FirstRand, Ltd. (South Africa)	50,159	163,898

		384,428
Diversified telecommunication services (0.6%)

China Communications Services Corp., Ltd. (China)	386,000	217,151

		217,151
Electric utilities (1.8%)

Manila Electric Co. (Philippines)	53,370	341,965

Power Grid Corp. of India, Ltd. (India)	130,165	282,130

		624,095
Electrical equipment (1.1%)

Dongfang Electric Corp., Ltd. (China)	95,600	162,824

Harbin Electric Co., Ltd. (China)	236,000	195,190

		358,014
Electronic equipment, instruments, and components (3.5%)

Hollysys Automation Technologies, Ltd. (China)(NON)	25,898	281,252

Hon Hai Precision Industry Co., Ltd. (Taiwan)	161,679	518,637

TPK Holding Co., Ltd. (Taiwan)	15,000	239,554

Tripod Technology Corp. (Taiwan)	73,900	152,867

		1,192,310
Energy equipment and services (2.1%)

Eurasia Drilling Co., Ltd. GDR (Russia)	6,880	223,944

Ezion Holdings, Ltd. (Singapore)	199,000	235,585

Sapurakencana Petroleum Bhd (Malaysia)(NON)	280,500	261,145

		720,674
Food and staples retail (1.6%)

Magnit OJSC GDR (Russia)	9,337	329,409

Walmart De Mexico SAB de CV Ser. V (Mexico)	67,688	212,430

		541,839
Food products (2.1%)

First Resources, Ltd. (Singapore)	109,000	190,210

Golden Agri-Resources, Ltd. (Singapore)	354,000	191,414

M Dias Branco SA (Brazil)	5,853	195,109

Tongaat Hulett, Ltd. (South Africa)	10,114	144,479

		721,212
Gas utilities (0.8%)

China Resources Gas Group, Ltd. (China)	120,000	258,884

		258,884
Health-care providers and services (0.5%)

Sinopharm Group Co. (China)	57,600	178,741

		178,741
Hotels, restaurants, and leisure (0.9%)

Alsea SAB de CV (Mexico)(NON)	93,500	161,421

Home Inns & Hotels Management, Inc. ADR (China)(NON)	5,600	150,528

		311,949
Household durables (1.6%)

Haier Electronics Group Co., Ltd. (China)(NON)	200,000	274,574

Woongjin Coway Company, Ltd. (South Korea)	6,910	254,614

		529,188
Industrial conglomerates (1.3%)

Alliance Global Group, Inc. (Philippines)	1,108,400	441,842

		441,842
Insurance (1.6%)

Discovery Holdings, Ltd. (South Africa)	31,306	196,525

Porto Seguro SA (Brazil)	31,583	333,005

		529,530
Internet software and services (1.7%)

Tencent Holdings, Ltd. (China)	9,400	307,099

Yandex NV Class A (Russia)(NON)	11,886	259,353

		566,452
IT Services (0.8%)

HCL Technologies, Ltd. (India)	23,563	284,385

		284,385
Machinery (0.4%)

China Automation Group, Ltd. (China)	647,000	151,102

		151,102
Media (1.6%)

Grupo Televisa, S.A.B ADR (Mexico)	15,000	355,050

Major Cineplex Group PCL (Thailand)	301,100	193,277

		548,327
Metals and mining (2.9%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	5,617	219,119

Polyus Gold International, Ltd. (Russia)(NON)	70,521	232,750

Vale SA ADR (Preference) (Brazil)	20,414	348,875

Vale SA ADR (Brazil)	10,733	187,076

		987,820
Multiline retail (0.5%)

Mitra Adiperkasa Tbk PT (Indonesia)	210,000	155,418

		155,418
Oil, gas, and consumable fuels (7.3%)

Cairn India, Ltd. (India)	42,972	260,739

CNOOC, Ltd. (China)	264,000	564,775

Gazprom OAO ADR (Russia)	18,058	160,536

Gazprom OAO ADR (Russia)	7,564	67,320

Lukoil OAO ADR (Russia)	13,679	861,093

Pacific Rubiales Energy Corp. (Colombia)	12,011	262,021

Petroleo Brasileiro SA ADR (Preference) (Brazil)	17,906	314,250

		2,490,734
Pharmaceuticals (1.0%)

Glenmark Pharmaceuticals, Ltd. (India)(NON)	41,817	333,375

		333,375
Real estate management and development (4.8%)

Amata Corp. PLC (Thailand)	461,800	234,737

BR Malls Participacoes SA (Brazil)	22,771	292,523

BR Properties SA (Brazil)	12,800	150,955

C C Land Holdings, Ltd. (China)	643,203	222,418

China Overseas Grand Oceans Group, Ltd. (China)	323,000	347,997

China Overseas Land & Investment, Ltd. (China)	134,000	396,803

		1,645,433
Road and rail (1.4%)

JSL SA (Brazil)	38,985	229,882

Localiza Rent a Car SA (Brazil)	14,630	243,400

		473,282
Semiconductors and semiconductor equipment (8.4%)

Samsung Electronics Co., Ltd. (South Korea)	1,604	2,082,675

SK Hynix, Inc. (South Korea)(NON)	20,320	457,873

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	88,889	301,967

		2,842,515
Specialty retail (0.7%)

Foschini Group, Ltd. (The) (South Africa)	17,631	253,843

		253,843
Textiles, apparel, and luxury goods (0.8%)

Compagnie Financiere Richemont SA (Switzerland)	34,673	268,206

		268,206
Thrifts and mortgage finance (2.4%)

Housing Development Finance Corp., Ltd. (HDFC) (India)(NON)	32,483	503,712

LIC Housing Finance, Ltd. (India)(NON)	61,696	301,363

		805,075
Wireless telecommunication services (4.3%)

Advanced Info Service PCL (Thailand)	40,600	291,039

America Movil SAB de CV ADR Ser. L (Mexico)	17,864	421,412

Empresa Nacional de Telecomunicaciones SA (ENTEL) (Chile)	13,236	272,453

MTN Group, Ltd. (South Africa)	16,105	296,416

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	30,196	181,664

		1,462,984

Total common stocks (cost $29,859,419)		$32,914,261

INVESTMENT COMPANIES (0.4%)(a)
	Shares	Value

iShares FTSE A50 China Index ETF (China)	112,700	$138,727

Total investment Companies (cost $156,994)		$138,727

SHORT-TERM INVESTMENTS (3.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	1,046,265	$1,046,265

Total short-term investments (cost $1,046,265)		$1,046,265

TOTAL INVESTMENTS

Total investments (cost $31,062,678)(b)		$34,099,253

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $2,034,041) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	South African Rand	Buy	12/20/12	$1,008,379	$1,010,796	$(2,417)
	South African Rand	Sell	12/20/12	1,008,379	1,023,245	14,866

Total						$12,449

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $33,953,036.
(b)	The aggregate identified cost on a tax basis is $31,339,269, resulting in gross unrealized appreciation and depreciation of $4,335,142 and $1,575,158, respectively, or net unrealized appreciation of $2,759,984.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$493,369	$3,073,099	$2,520,203	$212	$1,046,265
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	19.5%
	South Korea	16.3
	Brazil	9.9
	Russia	8.3
	India	7.7
	Taiwan	5.7
	Mexico	5.2
	Thailand	4.7
	Indonesia	4.3
	Turkey	3.5
	South Africa	3.1
	United States	3.1
	Philippines	2.8
	Singapore	1.8
	Malaysia	1.7
	Chile	0.8
	Switzerland	0.8
	Colombia	0.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $1,500,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$4,359,876	$—	$—
Consumer staples	1,538,592	—	—
Energy	3,211,408	—	—
Financials	9,767,455	—	—
Health care	512,116	—	—
Industrials	2,788,159	—	—
Information technology	5,408,016	—	—
Materials	2,765,525	—	—
Telecommunication services	1,680,135	—	—
Utilities	882,979	—	—
Total common stocks	32,914,261	—	—
Investment companies	138,727	—	—
Short-term investments	1,046,265	—	—

Totals by level	$34,099,253	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$12,449	$—

Totals by level	$—	$12,449	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$14,866	$2,417

Total	$14,866	$2,417

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
11/30/12 (Unaudited)

SENIOR LOANS (88.3%)(a)(c)
	Principal amount	Value

Advertising and marketing services (1.5%)

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016	$2,925,088	$2,699,438

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	3,000,000	3,012,000

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 8 1/4s, 2018	3,000,000	3,030,000

		8,741,438
Automotive (2.0%)

Chrysler Group, LLC bank term loan FRN Ser. B, 6s, 2017	3,955,012	4,042,122

Navistar, Inc. bank term loan FRN Ser. B, 7s, 2017	5,000,000	5,010,415

Schaeffler AG bank term loan FRN Ser. C2, 6s, 2017 (Germany)	2,000,000	2,018,750

		11,071,287
Basic materials (5.4%)

BWAY Holding Co. bank term loan FRN Ser. B, 4 1/2s, 2017	2,000,000	2,017,500

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)	4,545,000	4,553,117

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)	2,737,497	2,771,716

Metals USA, Inc. bank term loan FRN 6 1/4s, 2019	3,000,000	2,973,750

Nexeo Solutions, LLC bank term loan FRN 5s, 2017	1,000,000	981,250

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	3,014,100	2,952,561

Novelis, Inc./GA bank term loan FRN Class B, 4s, 2017	1,124,963	1,128,009

PQ Corp. bank term loan FRN Ser. B, 5 1/4s, 2017	3,000,000	3,009,999

Styron Corp. bank term loan FRN 8s, 2017	3,286,064	3,141,385

Taminco Global Chemical Corp. bank term loan FRN 5 1/4s, 2019 (Belgium)	1,990,000	2,007,413

Tronox, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	1,567,500	1,575,991

Tronox, Inc. bank term loan FRN Ser. DD, 4 1/4s, 2017	427,500	429,816

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019	2,985,000	3,014,850

		30,557,357
Biotechnology (1.4%)

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	2,199,777	2,221,775

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018	1,821,238	1,848,177

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018	2,962,500	2,967,684

Quintiles Transnational Corp. bank term loan FRN Ser. B1, 4 1/2s, 2018	1,000,000	1,001,250

		8,038,886
Broadcasting (4.6%)

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.862s, 2016	6,817,423	5,513,591

Cumulus Media Holdings, Inc. bank term loan FRN 7 1/2s, 2019	1,000,000	1,017,500

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018	2,380,075	2,385,583

Entercom Radio, LLC bank term loan FRN Ser. B, 6.261s, 2018	2,780,000	2,783,475

Fox Acqusition Sub, LLC bank term loan FRN Ser. B, 5 1/2s, 2017	2,000,000	2,025,000

Gray Television, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	4,000,000	4,015,000

LIN Television Corp. bank term loan FRN Ser. B, 5s, 2018	992,500	994,981

Nexstar Broadcasting Group, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	2,485,714	2,495,036

Nexstar Broadcasting Group, Inc. bank term loan FRN Ser. DD, 4 1/2s, 2019	514,286	516,214

Univision Communications, Inc. bank term loan FRN 4.462s, 2017	4,522,341	4,409,282

		26,155,662
Building materials (0.8%)

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017	439,706	441,172

Roofing Supply Group, LLC bank term loan FRN Class B, 5.54s, 2019	4,000,000	3,995,000

		4,436,172
Capital goods (5.1%)

ADS Waste Holdings, Inc. bank term loan FRN Class B, 5 1/4s, 2019	2,000,000	2,022,500

Allison Transmission, Inc. bank term loan FRN Class B3, 4 1/4s, 2019	3,492,500	3,508,873

Autoparts Holdings, Ltd. bank term loan FRN 10 1/2s, 2018 (New Zealand)	1,000,000	940,000

Colfax Corp. bank term loan FRN Ser. B, 4 1/2s, 2019	1,985,000	2,006,712

Generac Power Systems, Inc. bank term loan FRN Class B, 6 1/4s, 2018	2,992,500	3,057,339

Husky Injection Molding Systems, Ltd. bank term loan FRN Class B, 5 3/4s, 2018 (Canada)	2,786,206	2,821,730

Manitowoc Co., Inc. (The) bank term loan FRN Ser. B, 4 1/4s, 2017	2,220,000	2,233,875

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018	3,050,000	3,072,451

Sensus USA, Inc. bank term loan FRN 8 1/2s, 2018	1,000,000	998,750

Sequa Corp. bank term loan FRN 6 1/4s, 2014	992,500	990,846

SRAM Corp. bank term loan FRN 8 1/2s, 2018	1,880,000	1,898,800

SRAM Corp. bank term loan FRN 4.772s, 2018	499,434	503,180

Terex Corp. bank term loan FRN 4 1/2s, 2017	2,970,000	2,989,305

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020	940,000	955,275

Tomkins Air Distribution bank term loan FRN 5 1/4s, 2018	1,120,000	1,122,333

		29,121,969
Commercial and consumer services (4.0%)

Compucom Systems, Inc. bank term loan FRN 10 1/4s, 2019	1,000,000	985,000

Compucom Systems, Inc. bank term loan FRN 6 1/2s, 2018	3,000,000	3,005,625

Garda Security bank term loan FRN Ser. B, 4 1/2s, 2019 (Canada)	2,000,000	2,020,000

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018	4,175,928	4,195,722

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	1,743,590	1,744,317

Orbitz Worldwide, Inc. bank term loan FRN Ser. B, 3.212s, 2014	2,338,073	2,225,067

Sabre, Inc. bank term loan FRN 5.962s, 2017	4,114,413	4,099,720

Servicemaster Co. bank term loan FRN 4.46s, 2017	659,202	657,554

Travelport, LLC bank term loan FRN 11s, 2015	867,000	883,256

Travelport, LLC bank term loan FRN Ser. B, 4.855s, 2015	2,616,071	2,474,366

Travelport, LLC bank term loan FRN Ser. S, 4.862s, 2015	554,453	524,420

		22,815,047
Communication services (8.4%)

Asurion Corp. bank term loan FRN 11s, 2019	1,045,000	1,105,088

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018	3,362,955	3,388,597

Asurion, LLC bank term loan FRN 9s, 2019	668,790	688,296

Atlantic Broadband Finance, LLC bank term loan FRN 9 3/4s, 2019	1,000,000	1,030,000

Atlantic Broadband Finance, LLC bank term loan FRN 5 1/4s, 2019	997,500	998,747

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019	2,487,500	2,493,273

Charter Communications Operating, LLC bank term loan FRN Ser. C, 3.47s, 2016	3,716,518	3,732,313

Cogeco Cable, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019 (Canada)	2,000,000	2,020,000

Cricket Communications, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	1,430,000	1,436,256

Crown Castle Operating Co. bank term loan FRN Class B, 4s, 2019	2,977,500	2,990,527

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s, 2018 (Bermuda)	2,961,263	2,971,837

Intelsat SA bank term loan FRN 3.208s, 2014 (Luxembourg)	2,125,000	2,113,047

Level 3 Financing, Inc. bank term loan FRN 5 1/4s, 2019	1,050,000	1,055,250

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019	4,000,000	4,002,500

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018	2,328,202	2,333,538

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018	2,962,500	2,961,759

Telesat Canada bank term loan FRN Class B, 4 1/4s, 2019 (Canada)	2,493,750	2,498,738

U.S. TelePacific Corp. bank term loan FRN 5 3/4s, 2017	2,219,729	2,182,733

Wide Open West Finance, LLC bank term loan FRN 6 1/4s, 2018	2,817,938	2,845,477

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019	1,496,250	1,503,107

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019	3,330,000	3,348,731

		47,699,814
Consumer (0.7%)

Spectrum Brands Holdings, Inc. bank term loan FRN 5.02s, 2016	2,177,502	2,177,502

Visant Corp. bank term loan FRN 5 1/4s, 2016	1,883,759	1,703,625

		3,881,127
Consumer cyclicals (0.6%)

Aramark Corp. bank term loan FRN Ser. B2, 3.829s, 2016	1,726,477	1,726,909

Aramark Corp. bank term loan FRN Ser. C, 0.064s, 2016	113,542	113,570

Nielsen Finance, LLC/Nielsen Finance Co. bank term loan FRN Ser. B, 3.959s, 2016	1,386,085	1,392,758

		3,233,237
Consumer staples (7.4%)

Avis Budget Car Rental, LLC bank term loan FRN Ser. C, 4 1/4s, 2019	2,990,000	3,015,230

BJ's Wholesale Club, Inc. bank term loan FRN 9 3/4s, 2020	1,000,000	1,023,750

BJ's Wholesale Club, Inc. bank term loan FRN 5 3/4s, 2019	3,000,000	3,033,750

Dave & Buster's, Inc. bank term loan FRN Ser. B, 5 1/2s, 2016	1,381,939	1,380,212

Dean Foods Co. bank term loan FRN Ser. B2, 3.47s, 2017	1,451,876	1,448,246

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	4,185,008	4,183,263

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	2,175,025	2,190,885

Landry's, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	3,682,747	3,715,892

NPC International, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018	1,963,333	1,973,150

PF Chang's China Bistro, Inc. bank term loan FRN Ser. B, 5 1/4s, 2017	3,000,000	3,030,000

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. F, 4 3/4s, 2018	1,995,000	2,006,471

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. E, 4 3/4s, 2018	995,000	1,000,390

Prestige Brands, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	1,208,141	1,220,438

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017	3,268,625	3,280,412

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	967,008	963,381

Rite Aid Corp. bank term loan FRN Ser. B, 1.963s, 2014	1,466,909	1,451,507

Spectrum Brands Holdings, Inc. bank term loan FRN Ser. B, 4 1/2s, 2019	1,000,000	1,005,714

US Foodservice bank term loan FRN Ser. B, 5 3/4s, 2017	2,955,000	2,919,295

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	1,710,000	1,722,215

West Corp. bank term loan FRN Ser. B5, 5 1/2s, 2016	1,401,605	1,416,672

		41,980,873
Energy (3.3%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016	1,980,204	1,688,124

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)	3,544,200	3,558,600

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019	3,240,000	3,252,150

Samson Investment Co. bank term loan FRN 6s, 2018	3,000,000	3,016,608

Tallgrass Operations, LLC bank term loan FRN Ser. B, 5 1/4s, 2018	3,000,000	2,998,125

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	4,000,000	3,900,000

		18,413,607
Entertainment (1.3%)

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 3/4s, 2018	1,736,253	1,747,452

Formula One bank term loan FRN Ser. B, 6s, 2019 (Luxembourg)	2,985,000	2,999,925

Six Flags Theme Parks, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018	2,800,000	2,809,481

		7,556,858
Financials (4.5%)

CNO Financial Group, Inc. bank term loan FRN Class B2, 5s, 2018	4,000,000	4,013,332

Delos Aircraft, Inc. bank term loan FRN Ser. T2, 4 3/4s, 2016	1,000,000	1,011,250

GMACM Borrower, LLC bank term loan FRN Ser. A1, 5s, 2013	2,500,000	2,503,125

HUB International Holdings, Ltd. bank term loan FRN 6 3/4s, 2017	637,372	642,683

iStar Financial, Inc. bank term loan FRN 5 3/4s, 2017	2,793,352	2,792,481

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017	550,000	569,250

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019	1,500,000	1,522,500

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.846s, 2017	1,354,969	1,355,816

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.841s, 2017	2,000,000	2,003,750

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016	1,501,326	1,501,326

Residential Capital, LLC bank term loan FRN Ser. A2, 6 3/4s, 2013	500,000	501,250

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017	4,320,000	4,259,701

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017	3,000,000	3,005,625

		25,682,089
Gaming and lottery (4.0%)

Ameristar Casinos, Inc. bank term loan FRN Ser. B, 4s, 2018	1,953,500	1,965,100

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.68s, 2015	2,965,625	2,962,846

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.458s, 2018	4,379,539	3,908,130

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s, 2014(PIK)	1,369,836	1,312,759

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.27s, 2014(PIK)	779,733	747,244

Harrah's bank term loan FRN Ser. B, 9 1/2s, 2016	228,538	232,623

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017	2,240,100	2,262,463

Motor City bank term loan FRN 6s, 2017	3,196,587	3,198,585

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017	3,000,000	3,043,125

Penn National Gaming, Inc. bank term loan FRN Ser. B, 3 3/4s, 2018	3,000,000	3,008,907

		22,641,782
Health-care services (5.0%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	2,760,149	2,758,424

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	4,225,000	4,256,688

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018	3,254,148	3,285,674

HCA, Inc. bank term loan FRN Ser. B3, 3.462s, 2018	2,672,010	2,673,680

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018	3,349,688	3,373,742

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	3,248,193	3,255,300

IMS Health, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	3,000,000	3,013,593

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	3,012,786	3,021,261

Vanguard Health Systems, Inc. bank term loan FRN 5s, 2016	2,925,838	2,939,736

		28,578,098
Homebuilding (0.7%)

Realogy Corp. bank term loan FRN 4 1/2s, 2016	387,707	386,835

Realogy Corp. bank term loan FRN Ser. B, 4.459s, 2016	3,666,383	3,658,134

Realogy Corp. bank term loan FRN Ser. C, 3.341s, 2013	86,498	84,155

		4,129,124
Household furniture and appliances (0.8%)

Tempur-Pedic International, Inc. bank term loan FRN Ser. B, 5s, 2019	4,520,000	4,535,540

		4,535,540
Media (0.8%)

Nielsen Finance, LLC bank term loan FRN Ser. A, 2.209s, 2013	7,171	7,166

Nielsen Finance, LLC bank term loan FRN Ser. C, 3.459s, 2016	2,264,099	2,274,205

TWCC Holding Corp. bank term loan FRN Ser. B, 4 1/4s, 2017	1,951,603	1,969,493

		4,250,864
Medical technology (3.3%)

Alliance Healthcare Services, Inc. bank term loan FRN 7 1/4s, 2016	1,446,777	1,417,841

Bausch & Lomb, Inc. bank term loan FRN Class B, 5 1/4s, 2019	2,992,500	3,032,043

Biomet, Inc. bank term loan FRN 3.958s, 2017	1,825,240	1,840,450

ConvaTec, Inc. bank term loan FRN Ser. B, 5s, 2016	4,404,009	4,437,039

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019	2,743,125	2,769,412

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018	4,984,263	5,016,974

		18,513,759
Pharmaceuticals (2.3%)

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4 3/4s, 2018	2,924,571	2,944,678

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019	3,875,000	3,864,344

Quintiles Transnational Holdings, Inc. bank term loan FRN 7 1/2s, 2017(PIK)	900,000	906,750

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class C, 4 1/4s, 2019 (Canada)	2,500,000	2,505,208

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class D, 4 1/4s, 2019 (Canada)	2,500,000	2,506,250

		12,727,230
Publishing (1.4%)

Cenveo, Inc. bank term loan FRN Ser. B, 6 5/8s, 2016	1,303,262	1,310,593

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.47s, 2014	171,939	61,898

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.22s, 2014	1,998,881	719,597

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.22s, 2014	745,851	268,506

Supermedia, Inc. bank term loan FRN 11s, 2015	2,076,712	1,335,585

Thomson Learning bank term loan FRN Ser. B, 2.72s, 2014	1,507,618	1,135,990

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)	4,264,063	3,356,764

		8,188,933
Retail (7.5%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018	4,000,000	4,011,000

Aot Bedding Super Holings, LLC bank term loan FRN 5s, 2019	1,875,000	1,872,891

Bass Pro Group, LLC bank term loan FRN Ser. B, 4s, 2019	2,000,000	2,000,000

Blue Buffalo Co., Ltd. bank term loan FRN Ser. B, 6 1/2s, 2019	2,000,000	1,998,750

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017	3,258,833	3,280,364

David's Bridal, Inc. bank term loan FRN Class B, 5s, 2019	2,910,000	2,897,874

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	3,691,263	3,694,725

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,329,220	1,329,220

Leslie's Poolmart, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019(U)	3,000,000	3,007,500

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018	551,142	554,586

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018	5,670,000	5,641,650

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018	3,968,000	3,969,468

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017	2,940,000	2,953,650

Toys R Us, Inc. bank term loan FRN 6s, 2016	2,932,500	2,891,568

Yankee Candle Co., Inc. bank term loan FRN 5 1/4s, 2019	2,487,500	2,507,711

		42,610,957
Technology (6.3%)

Avaya, Inc. bank term loan FRN Ser. B3, 4.812s, 2017	4,959,273	4,317,047

Ceridian Corp. bank term loan FRN Ser. B, 5.958s, 2017	3,000,000	2,984,064

Eagle Parent, Inc. bank term loan FRN 5s, 2018	2,382,945	2,388,902

First Data Corp. bank term loan FRN 5.208s, 2017	541,750	528,206

First Data Corp. bank term loan FRN 4.208s, 2018	5,990,668	5,694,343

Freescale Semiconductor, Inc. bank term loan FRN 4.462s, 2016	4,275,675	4,150,077

Genesys Telecommunications Laboratories, Inc. bank term loan FRN Ser. B, 6 3/4s, 2019	2,487,500	2,512,375

Kronos, Inc. bank term loan FRN 5 1/2s, 2019	2,000,000	2,015,000

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018	4,633,388	4,667,174

NXP Funding, LLC bank term loan FRN Ser. A2, 5 1/2s, 2017 (Netherlands)	990,000	1,006,912

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Netherlands)	1,243,750	1,254,633

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.865s, 2016	2,450,794	2,456,156

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019	1,965,075	1,969,988

		35,944,877
Transportation (0.8%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, 6 1/2s, 2018	2,000,000	2,010,000

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017	2,293,713	2,308,049

		4,318,049
Utilities and power (4.4%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018	1,541,429	1,556,522

Calpine Corp. bank term loan FRN Ser. B3, 4 1/2s, 2019	3,000,000	3,017,250

Dynegy Power, LLC bank term loan FRN 9 1/4s, 2016	2,308,355	2,397,803

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017	3,430,000	3,439,052

EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018	3,000,000	3,023,439

GenOn Energy, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	2,940,000	2,948,576

NGPL PipeCo, LLC bank term loan FRN Ser. B, 6 3/4s, 2017	2,000,000	2,040,000

NRG Energy, Inc. bank term loan FRN Ser. B, 4s, 2018	1,975,000	1,988,331

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.743s, 2017	6,630,362	4,293,159

		24,704,132

Total senior loans (cost $501,271,201)		$500,528,768

CORPORATE BONDS AND NOTES (8.0%)(a)
	Principal amount	Value

Basic materials (1.2%)

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016	$1,000,000	$1,075,000

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)	1,000,000	1,017,500

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes FRN 4.810s, 2014	1,217,000	1,119,640

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)	1,000,000	1,066,200

Momentive Performance Materials, Inc. company guaranty sr. notes 12 1/2s, 2014	1,000,000	1,032,500

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)	500,000	502,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2015	500,000	508,750

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company guaranty sr. notes 11 3/4s, 2019	625,000	400,000

		6,722,090
Capital goods (0.7%)

Berry Plastics Corp. company guaranty sr. notes FRN 5.090s, 2015	3,000,000	3,001,500

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016	1,257,000	1,147,013

		4,148,513
Communication services (1.0%)

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015	850,000	860,625

Citizens Communications Co. sr. unsec. notes 6 5/8s, 2015	1,000,000	1,090,000

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)	1,140,000	1,259,700

DISH DBS Corp. company guaranty 6 5/8s, 2014	750,000	810,000

Sprint Nextel Corp. sr. unsec. notes 6s, 2016	1,250,000	1,356,250

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013	500,000	520,000

		5,896,575
Consumer cyclicals (2.1%)

American Casino & Entertainment Properties LLC sr. notes 11s, 2014	1,349,000	1,386,941

Aramark Corp. company guaranty sr. unsec. notes FRN 3.813s, 2015	1,000,000	997,500

Beazer Homes USA, Inc. sr. unsec. notes company guaranty 8 1/8s, 2016	500,000	527,500

FelCor Lodging LP company guaranty sr. notes 10s, 2014(R)	1,097,000	1,240,981

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017	1,250,000	1,446,875

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014	500,000	550,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 1/2s, 2016	1,285,000	1,365,313

MGM Resorts International sr. notes 10 3/8s, 2014	750,000	838,125

Nielsen Finance, LLC/Nielsen Finance Co. sr. notes 11 5/8s, 2014 (Netherlands)	652,000	726,165

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018	1,000,000	1,140,000

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Germany)	315,000	344,925

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	1,000,000	1,077,500

		11,641,825
Consumer staples (0.7%)

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. FRN 2.810s, 2014	1,350,000	1,346,625

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2014	1,000,000	1,117,500

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014	500,000	563,125

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017	1,000,000	1,022,500

		4,049,750
Energy (0.5%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015	1,000,000	1,122,500

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014	425,000	454,750

Offshore Group Investment, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)	721,000	793,100

Whiting Petroleum Corp. company guaranty 7s, 2014	500,000	528,750

		2,899,100
Financials (1.3%)

Air Lease Corp. 144A company guaranty sr. unsec. notes 4 1/2s, 2016	1,000,000	1,007,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 3 1/8s, 2016	2,000,000	2,005,000

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015	500,000	518,750

Citigroup, Inc. sub. notes 5s, 2014	750,000	789,757

Goldman Sachs Group LP sr. unsec. notes FRN 1.312s, 2014	1,500,000	1,503,698

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015	1,200,000	1,227,000

		7,051,705
Health care (0.4%)

Select Medical Holdings Corp. sr. unsec. notes FRN 6.429s, 2015	1,000,000	1,002,500

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)	1,000,000	1,017,500

		2,020,000
Utilities and power (0.1%)

AES Corp. (The) sr. unsec. unsub. notes 7 3/4s, 2014	750,000	801,563

		801,563

Total corporate bonds and notes (cost $44,290,605)		$45,231,121

COMMON STOCKS (0.0%)(a)
	Shares	Value

Harry & David Holdings, Inc.(NON)	305	$25,925

Total common stocks (cost $500,000)		$25,925

SHORT-TERM INVESTMENTS (9.7%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	54,562,251	$54,562,251

U.S. Treasury Bills an effective yield of 0.152%, July 25, 2013	$151,000	150,865

Total short-term investments (cost $54,713,100)		$54,713,116

TOTAL INVESTMENTS

Total investments (cost $600,774,906)(b)		$600,498,930

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $566,634,936.
(b)	The aggregate identified cost on a tax basis is $600,794,980, resulting in gross unrealized appreciation and depreciation of $8,215,082 and $8,511,132, respectively, or net unrealized depreciation of $296,050.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,332,373	$244,046,332	$195,816,454	$36,955	$54,562,251
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $240,000, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:
	Borrower	Unfunded commitments

	Leslie's Poolmart, Inc.	$240,000

	Total	$240,000
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer staples	$—	$25,925	$—
Total common stocks	—	25,925	—
Corporate bonds and notes	—	45,231,121	—
Senior loans	—	500,528,768	—
Short-term investments	54,562,251	150,865	—

Totals by level	$54,562,251	$545,936,679	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Consumer Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (94.8%)(a)
	Shares	Value

Auto components (2.1%)

American Axle & Manufacturing Holdings, Inc.(NON)	15,100	$157,946

Valeo SA (France)	2,264	107,325

		265,271
Automobiles (4.2%)

Fiat SpA (Italy)(NON)	29,583	136,968

Nissan Motor Co., Ltd. (Japan)	29,100	282,051

Toyota Motor Corp. (Japan)	2,900	124,359

		543,378
Beverages (7.7%)

Anheuser-Busch InBev NV (Belgium)	3,391	297,201

Beam, Inc.	3,400	190,774

Coca-Cola Enterprises, Inc.	9,020	281,244

Pernod-Ricard SA (France)	2,017	228,377

		997,596
Building products (1.5%)

Fortune Brands Home & Security, Inc.(NON)	6,404	192,056

		192,056
Commercial services and supplies (2.5%)

ACCO Brands Corp.(NON)	27,400	184,676

G&K Services, Inc. Class A	4,000	135,600

		320,276
Distributors (0.6%)

LKQ Corp.(NON)	3,600	78,912

		78,912
Food and staples retail (0.9%)

Lawson, Inc. (Japan)	1,700	115,072

		115,072
Food products (8.1%)

Associated British Foods PLC (United Kingdom)	4,097	97,016

Hershey Co. (The)	2,400	175,848

Hillshire Brands Co.	1,100	30,635

Kerry Group PLC Class A (Ireland)	2,827	148,114

Mead Johnson Nutrition Co.	3,570	243,438

Nestle SA (Switzerland)	5,342	349,619

		1,044,670
Hotels, restaurants, and leisure (8.4%)

Compass Group PLC (United Kingdom)	18,546	214,234

Las Vegas Sands Corp.	3,800	177,270

McDonald's Corp.	4,000	348,160

Penn National Gaming, Inc.(NON)	3,500	177,870

Sands China, Ltd. (Hong Kong)	38,800	165,459

		1,082,993
Household products (3.2%)

Colgate-Palmolive Co.	800	86,800

Procter & Gamble Co. (The)	4,569	319,053

		405,853
Internet and catalog retail (5.6%)

Amazon.com, Inc.(NON)	1,000	252,050

HomeAway, Inc.(NON)	5,300	108,544

Priceline.com, Inc.(NON)	380	252,001

Rakuten, Inc. (Japan)	12,800	107,915

		720,510
Leisure equipment and products (3.5%)

Hasbro, Inc.	4,560	175,378

LeapFrog Enterprises, Inc.(NON)	29,500	268,745

		444,123
Machinery (1.3%)

Stanley Black & Decker, Inc.	2,300	165,393

		165,393
Media (7.5%)

British Sky Broadcasting Group PLC (United Kingdom)	10,665	129,690

Pearson PLC (United Kingdom)	12,039	227,216

Time Warner, Inc.	8,220	388,806

WPP PLC (United Kingdom)	15,776	216,359

		962,071
Multiline retail (4.7%)

Dollar General Corp.(NON)	2,470	123,500

Macy's, Inc.	4,400	170,280

Nordstrom, Inc.	5,800	313,722

		607,502
Personal products (0.7%)

Avon Products, Inc.	6,300	87,885

		87,885
Real estate management and development (2.3%)

BR Malls Participacoes SA (Brazil)	10,100	129,748

Daito Trust Construction Co., Ltd. (Japan)	1,500	145,387

Realogy Holdings Corp.(NON)	700	26,397

		301,532
Road and rail (1.1%)

Localiza Rent a Car SA (Brazil)	8,400	139,751

		139,751
Software (1.3%)

Microsoft Corp.	6,200	165,044

		165,044
Specialty retail (10.4%)

American Eagle Outfitters, Inc.	4,300	91,160

Bed Bath & Beyond, Inc.(NON)	7,040	413,389

Best Buy Co., Inc.	11,720	153,649

Foschini, Ltd. (The) (South Africa)	7,461	107,420

GameStop Corp. Class A	5,600	147,000

Group 1 Automotive, Inc.	1,300	78,988

Kingfisher PLC (United Kingdom)	47,919	213,430

Ulta Salon, Cosmetics & Fragrance, Inc.	1,300	130,364

		1,335,400
Textiles, apparel, and luxury goods (4.8%)

Christian Dior SA (France)	1,291	208,617

Coach, Inc.	4,700	271,848

Luxottica Group SpA (Italy)	3,326	136,474

		616,939
Tobacco (12.4%)

Altria Group, Inc.	5,700	192,717

British American Tobacco (BAT) PLC (United Kingdom)	5,877	308,275

Japan Tobacco, Inc. (Japan)	11,500	344,575

Lorillard, Inc.	1,200	145,392

Philip Morris International, Inc.	6,750	606,690

		1,597,649

Total common stocks (cost $10,222,734)		$12,189,876

SHORT-TERM INVESTMENTS (4.8%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	613,400	$613,400

Total short-term investments (cost $613,400)		$613,400

TOTAL INVESTMENTS

Total investments (cost $10,836,134)(b)		$12,803,276

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $6,946,974) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$118,198	$117,666	$532
	British Pound	Sell	12/20/12	283,735	286,042	2,307
	Canadian Dollar	Buy	12/20/12	57,463	57,160	303
	Euro	Buy	12/20/12	5,984	5,884	100
	Euro	Sell	12/20/12	5,984	5,972	(12)
	Swedish Krona	Sell	12/20/12	25,945	25,893	(52)
Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	43,881	43,670	211
	British Pound	Sell	12/20/12	213,563	215,297	1,734
	Euro	Sell	12/20/12	59,836	61,783	1,947
	Hong Kong Dollar	Buy	12/20/12	12,839	12,839	—
	Japanese Yen	Buy	12/20/12	189,343	194,747	(5,404)
	Singapore Dollar	Buy	12/20/12	84,958	84,845	113
	Swedish Krona	Buy	12/20/12	40,517	40,462	55
	Swiss Franc	Buy	12/20/12	68,000	67,719	281
Citibank, N.A.
	Australian Dollar	Buy	12/20/12	57,327	57,024	303
	British Pound	Buy	12/20/12	217,888	219,651	(1,763)
	Danish Krone	Buy	12/20/12	17,579	17,296	283
	Euro	Sell	12/20/12	37,463	37,997	534
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	72,857	72,473	384
	British Pound	Buy	12/20/12	190,332	191,829	(1,497)
	Euro	Sell	12/20/12	313,097	312,445	(652)
	Japanese Yen	Sell	12/20/12	380,007	390,864	10,857
	Swiss Franc	Buy	12/20/12	55,480	55,262	218
Deutsche Bank AG
	British Pound	Sell	12/20/12	10,574	10,660	86
	Euro	Sell	12/20/12	259,505	259,051	(454)
	Swedish Krona	Buy	12/20/12	44,483	44,432	51
Goldman Sachs International
	Australian Dollar	Sell	12/20/12	45,132	44,892	(240)
	British Pound	Buy	12/20/12	252,815	254,800	(1,985)
	Euro	Buy	12/20/12	5,203	5,193	10
	Japanese Yen	Buy	12/20/12	126,849	130,491	(3,642)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	46,591	46,372	219
	British Pound	Sell	12/20/12	85,553	86,252	699
	Canadian Dollar	Sell	12/20/12	29,687	29,561	(126)
	Euro	Buy	12/20/12	74,665	74,494	171
	Hong Kong Dollar	Sell	12/20/12	4,735	4,736	1
	Singapore Dollar	Buy	12/20/12	11,142	11,102	40
	Singapore Dollar	Sell	12/20/12	11,142	11,143	1
	Swiss Franc	Buy	12/20/12	9,606	9,557	49
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	12/20/12	93,391	92,919	(472)
	British Pound	Buy	12/20/12	189,210	190,768	(1,558)
	Canadian Dollar	Buy	12/20/12	51,626	51,404	222
	Euro	Buy	12/20/12	142,435	142,134	301
	Hong Kong Dollar	Sell	12/20/12	59,122	59,128	6
	Japanese Yen	Sell	12/20/12	227,456	233,930	6,474
	Singapore Dollar	Buy	12/20/12	42,602	42,459	143
	Singapore Dollar	Sell	12/20/12	42,602	42,607	5
	Swedish Krona	Buy	12/20/12	7,016	7,009	7
	Swiss Franc	Buy	12/20/12	66,057	65,803	254
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	32,520	32,353	167
	British Pound	Sell	12/20/12	87,476	90,424	2,948
	Canadian Dollar	Sell	12/20/12	11,271	11,221	(50)
	Euro	Buy	12/20/12	43,576	43,466	110
	Japanese Yen	Sell	12/20/12	18,353	18,876	523
	Swiss Franc	Buy	12/20/12	56,883	56,628	255
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/20/12	65,010	64,724	286
	Euro	Sell	12/20/12	99,119	98,902	(217)
	Swedish Krona	Buy	12/20/12	79,547	79,457	90
UBS AG
	British Pound	Sell	12/20/12	351,185	354,019	2,834
	Euro	Buy	12/20/12	494,686	493,658	1,028
	Swiss Franc	Buy	12/20/12	43,606	43,422	184
WestPac Banking Corp.
	British Pound	Buy	12/20/12	106,701	107,534	(833)
	Canadian Dollar	Buy	12/20/12	32,002	31,867	135
	Euro	Buy	12/20/12	427,175	426,439	736
	Japanese Yen	Buy	12/20/12	455,000	468,267	(13,267)

Total						$5,973

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $12,864,265.
(b)	The aggregate identified cost on a tax basis is $10,907,549, resulting in gross unrealized appreciation and depreciation of $2,318,270 and $422,543, respectively, or net unrealized appreciation of $1,895,727.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$608,170	$1,121,549	$1,116,319	$180	$613,400
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,910 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	63.5%
	United Kingdom	11.0
	Japan	8.7
	France	4.3
	Switzerland	2.7
	Belgium	2.3
	Italy	2.1
	Brazil	2.1
	Hong Kong	1.3
	Ireland	1.2
	South Africa	0.8

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $21,109 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$6,657,099	$—	$—
Consumer staples	4,248,725	—	—
Financials	301,532	—	—
Industrials	817,476	—	—
Information technology	165,044	—	—
Total common stocks	12,189,876	—	—
Short-term investments	613,400	—	—

Totals by level	$12,803,276	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,973	$—

Totals by level	$—	$5,973	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$38,197	$32,224

Total	$38,197	$32,224

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Energy equipment and services (16.8%)

Cameron International Corp.(NON)	5,900	$318,305

Halliburton Co.	18,470	615,975

Nabors Industries, Ltd.(NON)	16,300	239,610

National Oilwell Varco, Inc.	2,400	163,920

Oil States International, Inc.(NON)	3,000	212,160

Petrofac, Ltd. (United Kingdom)	13,042	340,175

Petroleum Geo-Services ASA (Norway)	9,462	158,606

Schlumberger, Ltd.	11,550	827,211

Technip SA (France)	1,581	183,657

		3,059,619
Oil, gas, and consumable fuels (80.5%)

Afren PLC (United Kingdom)(NON)	42,440	92,814

Anadarko Petroleum Corp.	7,900	578,201

BG Group PLC (United Kingdom)	42,712	732,212

BP PLC (United Kingdom)	35,963	248,680

Cabot Oil & Gas Corp.	6,600	310,860

Cairn Energy PLC (United Kingdom)	67,776	291,774

Canadian Natural Resources, Ltd. (Canada)	7,300	210,104

Chevron Corp.	7,397	781,789

Cobalt International Energy, Inc.(NON)	8,047	187,656

Energen Corp.	3,000	133,590

ENI SpA (Italy)	37,992	898,283

EOG Resources, Inc.	1,600	188,192

EXCO Resources, Inc.(S)	18,900	146,664

Exxon Mobil Corp.	34,598	3,049,468

Gulfport Energy Corp.(NON)	2,800	106,512

Hess Corp.	1,500	74,415

Kodiak Oil & Gas Corp.(NON)	14,100	120,978

Linn Co., LLC	2,400	92,712

Marathon Oil Corp.	20,300	626,255

Noble Energy, Inc.	6,500	635,375

Occidental Petroleum Corp.	6,729	506,088

Origin Energy, Ltd. (Australia)	16,342	187,258

Plains Exploration & Production Co.(NON)	4,900	174,930

Royal Dutch Shell PLC Class A (United Kingdom)	36,535	1,223,080

Royal Dutch Shell PLC Class A (United Kingdom)	24,159	809,694

Southwestern Energy Co.(NON)	16,500	572,715

Suncor Energy, Inc. (Canada)	26,000	849,610

Swift Energy Co.(NON)	5,100	78,948

Total SA (France)	8,800	440,340

Tullow Oil PLC (United Kingdom)	14,704	324,394

		14,673,591

Total common stocks (cost $16,341,434)		$17,733,210

SHORT-TERM INVESTMENTS (3.4%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	622,508	$622,508

Total short-term investments (cost $622,508)		$622,508

TOTAL INVESTMENTS

Total investments (cost $16,963,942)(b)		$18,355,718

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $6,535,308) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$7,609	$7,575	$34
	British Pound	Buy	12/20/12	12,497	12,598	(101)
	Canadian Dollar	Buy	12/20/12	150,349	149,558	791
Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	143,630	142,940	690
	British Pound	Sell	12/20/12	186,967	188,486	1,519
	Canadian Dollar	Buy	12/20/12	4,830	4,829	1
	Canadian Dollar	Sell	12/20/12	4,830	4,809	(21)
	Euro	Buy	12/20/12	236,611	236,172	439
	Japanese Yen	Buy	12/20/12	97,893	100,687	(2,794)
	Swiss Franc	Buy	12/20/12	99,734	99,759	(25)
Citibank, N.A.
	Australian Dollar	Buy	12/20/12	27,934	27,786	148
	British Pound	Buy	12/20/12	42,777	43,123	(346)
	Canadian Dollar	Buy	12/20/12	167,960	167,224	736
	Euro	Buy	12/20/12	8,846	8,832	14
	Swiss Franc	Buy	12/20/12	99,734	99,348	386
	Swiss Franc	Sell	12/20/12	99,734	99,756	22
Credit Suisse AG
	British Pound	Sell	12/20/12	673,852	680,322	6,470
	Canadian Dollar	Buy	12/20/12	160,613	159,913	700
	Euro	Buy	12/20/12	124,224	123,966	258
	Japanese Yen	Buy	12/20/12	99,932	102,787	(2,855)
	Norwegian Krone	Sell	12/20/12	1,747	1,740	(7)
	Swiss Franc	Buy	12/20/12	45,981	45,801	180
Deutsche Bank AG
	Australian Dollar	Buy	12/20/12	50,448	50,184	264
	Canadian Dollar	Buy	12/20/12	2,516	2,515	1
	Canadian Dollar	Sell	12/20/12	2,516	2,505	(11)
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	20,742	20,632	110
	British Pound	Buy	12/20/12	84,912	85,579	(667)
	Euro	Buy	12/20/12	263,408	262,873	535
	Japanese Yen	Sell	12/20/12	33,528	34,490	962
HSBC Bank USA, National Association
	British Pound	Sell	12/20/12	190,492	192,047	1,555
	Canadian Dollar	Buy	12/20/12	84,433	84,075	358
	Norwegian Krone	Sell	12/20/12	33,999	33,812	(187)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/12	219,170	220,409	(1,239)
	Canadian Dollar	Buy	12/20/12	226,328	225,355	973
	Euro	Sell	12/20/12	232,189	231,698	(491)
	Japanese Yen	Buy	12/20/12	137,500	141,414	(3,914)
	Norwegian Krone	Buy	12/20/12	233,338	232,470	868
	Swedish Krona	Buy	12/20/12	36,311	36,275	36
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	76,401	76,008	393
	British Pound	Buy	12/20/12	150,759	151,887	(1,128)
	Canadian Dollar	Buy	12/20/12	130,826	130,247	579
	Euro	Sell	12/20/12	397,778	396,776	(1,002)
	Japanese Yen	Sell	12/20/12	5,720	5,883	163
	Swiss Franc	Sell	12/20/12	58,826	58,562	(264)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	12/20/12	26,166	25,990	176
	Euro	Buy	12/20/12	8,065	8,047	18
	Euro	Sell	12/20/12	8,065	8,047	(18)
UBS AG
	British Pound	Sell	12/20/12	569,874	574,474	4,600
	Canadian Dollar	Buy	12/20/12	7,145	7,143	2
	Canadian Dollar	Sell	12/20/12	7,145	7,114	(31)
	Euro	Buy	12/20/12	116,159	115,918	241
	Norwegian Krone	Sell	12/20/12	3,529	3,515	(14)
	Swiss Franc	Buy	12/20/12	48,140	47,936	204
WestPac Banking Corp.
	Australian Dollar	Buy	12/20/12	48,467	48,208	259
	British Pound	Buy	12/20/12	116,955	117,009	(54)
	Canadian Dollar	Buy	12/20/12	223,712	222,769	943
	Euro	Buy	12/20/12	27,056	26,999	57
	Euro	Sell	12/20/12	27,056	27,010	(46)
	Japanese Yen	Sell	12/20/12	108,265	111,422	3,157

Total						$13,627

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $18,228,999.
(b)	The aggregate identified cost on a tax basis is $17,123,356, resulting in gross unrealized appreciation and depreciation of $1,779,695 and $547,333, respectively, or net unrealized appreciation of $1,232,362.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$568,174	$567,995	$513,661	$185	$622,508
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,684 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	61.9%
	United Kingdom	22.1
	Canada	5.8
	Italy	4.9
	France	3.4
	Australia	1.0
	Norway	0.9

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,217 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Energy	$17,733,210	$—	$—
Total common stocks	17,733,210	—	—
Short-term investments	622,508	—	—

Totals by level	$18,355,718	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$13,627	$—

Totals by level	$—	$13,627	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$28,842	$15,215

Total	$28,842	$15,215

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Financials Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (96.6%)(a)
			Shares	Value

Capital markets (16.8%)

Apollo Global Management, LLC. Class A			7,500	$117,675

Ashmore Group PLC (United Kingdom)			22,398	129,258

BGP Holdings PLC (Malta)(F)			82,319	107

Blackstone Group LP (The)			6,400	94,016

Charles Schwab Corp. (The)			11,800	154,580

Franklin Resources, Inc.			800	105,616

Invesco, Ltd.			5,700	142,443

KKR & Co. LP			7,400	101,750

Macquarie Group, Ltd. (Australia)			3,465	118,463

Morgan Stanley			14,900	251,363

Partners Group Holding AG (Switzerland)			410	87,084

State Street Corp.			4,900	217,756

UBS AG (Switzerland)			18,074	282,802

WisdomTree Investments, Inc.(NON)			22,700	138,697

				1,941,610
Commercial banks (29.6%)

Australia & New Zealand Banking Group, Ltd. (Australia)			11,040	280,660

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)			19,298	163,740

Bank Mandiri (Persero) Tbk PT (Indonesia)			137,000	117,814

Barclays PLC (United Kingdom)			65,045	256,361

Erste Group Bank AG (Austria)(NON)			4,879	143,501

Fifth Third Bancorp			6,900	101,016

Grupo Financiero Banorte SAB de CV (Mexico)			15,000	85,604

HSBC Holdings, PLC (United Kingdom)			14,224	145,325

Kasikornbank PCL NVDR (Thailand)			14,400	87,742

KB Financial Group, Inc. (South Korea)			1	33

Lloyds Banking Group PLC (United Kingdom)(NON)			183,000	136,320

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			78,700	359,919

National Bank of Canada (Canada)			4	312

Sberbank of Russia ADR (Russia)			14,682	173,688

Societe Generale SA (France)(NON)			6,744	243,875

Standard Chartered PLC (United Kingdom)			8,684	202,435

Toronto-Dominion Bank (Canada)			3,373	281,765

Turkiye Vakiflar Bankasi Tao (Turkey)			27,268	66,077

UniCredit SpA (Italy)(NON)			19,597	91,243

United Overseas Bank, Ltd. (Singapore)			10,000	153,367

Wells Fargo & Co.			10,391	343,007

				3,433,804
Consumer finance (1.7%)

Capital One Financial Corp.			3,400	195,840

				195,840
Diversified financial services (15.4%)

Bank of America Corp.			36,000	354,960

BM&F Bovespa SA (Brazil)			12,600	75,713

Citigroup, Inc.			13,370	462,201

ING Groep NV GDR (Netherlands)(NON)			23,357	209,905

JPMorgan Chase & Co.			11,747	482,567

ORIX Corp. (Japan)			1,930	193,620

				1,778,966
Household durables (1.5%)

Beazer Homes USA, Inc.(NON)(S)			3,220	48,075

Persimmon PLC (United Kingdom)			10,265	131,733

				179,808
Insurance (17.9%)

ACE, Ltd.			1,800	142,614

Admiral Group PLC (United Kingdom)			2,032	36,699

Aflac, Inc.			3,288	174,231

AIA Group, Ltd. (Hong Kong)			63,800	248,196

Allianz SE (Germany)			2,227	289,488

Allstate Corp. (The)			2,200	89,056

Marsh & McLennan Cos., Inc.			4,500	158,490

MetLife, Inc.			5,100	169,269

Old Mutual PLC (United Kingdom)			51,216	140,562

Porto Seguro SA (Brazil)			13,400	141,287

Prudential PLC (United Kingdom)			18,850	273,315

SCOR SE (France)			4,228	111,652

XL Group PLC			4,251	103,427

				2,078,286
Professional services (0.6%)

Verisk Analytics, Inc. Class A(NON)			1,300	64,792

				64,792
Real estate investment trusts (REITs) (6.0%)

American Campus Communities, Inc.(R)			1,400	61,320

American Tower Corp. Class A(R)			2,400	179,832

British Land Company PLC (United Kingdom)(R)			14,050	123,806

Digital Realty Trust, Inc.(R)			1,575	101,651

MFA Financial, Inc.(R)			7,180	60,384

Prologis, Inc.(R)			5,108	173,366

				700,359
Real estate management and development (5.7%)

CBRE Group, Inc. Class A(NON)			6,800	128,724

Hongkong Land Holdings, Ltd. (Hong Kong)			14,000	91,642

Mitsubishi Estate Co., Ltd. (Japan)			8,000	154,206

Mitsui Fudosan Co., Ltd. (Japan)			6,000	125,117

Sun Hung Kai Properties, Ltd. (Hong Kong)			11,000	160,951

				660,640
Software (1.4%)

Fidessa Group PLC (United Kingdom)			2,545	58,259

SS&C Technologies Holdings, Inc.(NON)			4,375	103,206

				161,465

Total common stocks (cost $10,026,237)				$11,195,570

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.(W)	10/28/18	42.42	1,309	$14,595

Total warrants (cost $14,072)				$14,595

SHORT-TERM INVESTMENTS (3.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			331,878	$331,878

Putnam Cash Collateral Pool, LLC 0.20%(d)			44,640	44,640

Total short-term investments (cost $376,518)				$376,518

TOTAL INVESTMENTS

Total investments (cost $10,416,827)(b)				$11,586,683

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $4,851,315) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	$40,650	$40,454	$196
	Canadian Dollar	Buy	12/20/12	92,182	91,866	316
	Euro	Buy	12/20/12	129,167	128,927	240
	Hong Kong Dollar	Sell	12/20/12	201,160	201,171	11
	Japanese Yen	Sell	12/20/12	59,010	60,694	1,684
	Norwegian Krone	Buy	12/20/12	9,545	9,508	37
	Singapore Dollar	Sell	12/20/12	24,086	24,090	4
	Swedish Krona	Buy	12/20/12	35,064	35,016	48
	Swiss Franc	Sell	12/20/12	103,620	103,764	144
Citibank, N.A.
	Australian Dollar	Buy	12/20/12	74,629	74,235	394
	British Pound	Sell	12/20/12	48,384	48,775	391
	Danish Krone	Buy	12/20/12	20,056	19,733	323
	Euro	Sell	12/20/12	399,728	398,165	(1,563)
	Singapore Dollar	Buy	12/20/12	95,199	94,848	351
	Swiss Franc	Buy	12/20/12	130,496	130,525	(29)
	Swiss Franc	Sell	12/20/12	130,496	129,992	(504)
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	73,691	73,302	389
	British Pound	Sell	12/20/12	79,946	80,575	629
	Canadian Dollar	Buy	12/20/12	63,098	62,823	275
	Euro	Buy	12/20/12	31,219	31,154	65
	Japanese Yen	Sell	12/20/12	31,355	32,250	895
	Norwegian Krone	Buy	12/20/12	78,903	78,608	295
	Singapore Dollar	Buy	12/20/12	39,898	39,867	31
	Singapore Dollar	Sell	12/20/12	39,898	39,753	(145)
	Swedish Krona	Buy	12/20/12	6,610	6,594	16
	Swedish Krona	Sell	12/20/12	6,610	6,603	(7)
	Swiss Franc	Buy	12/20/12	81,708	81,388	320
Deutsche Bank AG
	Australian Dollar	Buy	12/20/12	10,006	9,954	52
	Canadian Dollar	Sell	12/20/12	36,229	36,065	(164)
	Euro	Buy	12/20/12	226,335	225,939	396
	Japanese Yen	Buy	12/20/12	41,278	42,451	(1,173)
	Swedish Krona	Buy	12/20/12	5,363	5,350	13
	Swedish Krona	Sell	12/20/12	5,363	5,357	(6)
	Swiss Franc	Buy	12/20/12	52,781	52,572	209
Goldman Sachs International
	Australian Dollar	Sell	12/20/12	6,358	6,324	(34)
	Euro	Buy	12/20/12	2,862	2,856	6
	Euro	Sell	12/20/12	2,862	2,815	(47)
	Japanese Yen	Buy	12/20/12	123,541	127,089	(3,548)
	Swedish Krona	Buy	12/20/12	52,370	52,295	75
HSBC Bank USA, National Association
	Euro	Buy	12/20/12	21,723	21,673	50
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	12/20/12	68,063	67,719	344
	British Pound	Buy	12/20/12	23,391	23,925	(534)
	Canadian Dollar	Buy	12/20/12	239,209	238,181	1,028
	Euro	Buy	12/20/12	1,951	1,947	4
	Hong Kong Dollar	Sell	12/20/12	81,561	81,568	7
	Japanese Yen	Buy	12/20/12	47,536	47,688	(152)
	Norwegian Krone	Sell	12/20/12	42,098	41,941	(157)
	Swedish Krona	Buy	12/20/12	109,323	109,215	108
	Swiss Franc	Buy	12/20/12	86,349	86,017	332
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	144,985	144,240	745
	British Pound	Buy	12/20/12	11,215	11,113	102
	British Pound	Sell	12/20/12	11,215	11,299	84
	Canadian Dollar	Buy	12/20/12	2,315	2,300	15
	Canadian Dollar	Sell	12/20/12	2,315	2,304	(11)
	Euro	Buy	12/20/12	50,340	50,213	127
	Euro	Sell	12/20/12	50,340	49,521	(819)
	Japanese Yen	Buy	12/20/12	26,626	27,386	(760)
	Swiss Franc	Buy	12/20/12	108	107	1
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	190,221	189,212	1,009
	Canadian Dollar	Buy	12/20/12	156,387	155,591	796
	Euro	Buy	12/20/12	83,250	83,068	182
	Israeli Shekel	Buy	12/20/12	15,140	14,753	387
	Japanese Yen	Buy	12/20/12	44,790	46,074	(1,284)
	Swedish Krona	Buy	12/20/12	4,778	4,789	(11)
UBS AG
	British Pound	Sell	12/20/12	204,591	206,242	1,651
	Canadian Dollar	Buy	12/20/12	20,731	20,640	91
	Euro	Buy	12/20/12	90,794	90,606	188
	Norwegian Krone	Sell	12/20/12	16,514	16,448	(66)
	Swiss Franc	Buy	12/20/12	27,092	26,977	115
WestPac Banking Corp.
	Australian Dollar	Buy	12/20/12	38,461	38,255	206
	British Pound	Buy	12/20/12	17,623	17,464	159
	Canadian Dollar	Buy	12/20/12	172,388	171,661	727
	Euro	Buy	12/20/12	650	649	1
	Japanese Yen	Sell	12/20/12	55,173	56,782	1,609

Total						$6,859

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $11,584,980.
(b)	The aggregate identified cost on a tax basis is $10,503,280, resulting in gross unrealized appreciation and depreciation of $1,292,120 and $208,717, respectively, or net unrealized appreciation of $1,083,403.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$143,021	$1,146,427	$957,570	$81	$331,878
	Totals	$143,021	$1,146,427	$957,570	$81	$331,878
	Market values are shown for those securities affiliated at period end.
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $42,998.
	The fund received cash collateral of $44,640, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(W)	Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).
	At the close of the reporting period, the fund maintained liquid assets totaling $34,131 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	46.6%
	United Kingdom	14.2%
	Japan	7.2%
	Hong Kong	4.3%
	Australia	3.5%
	Switzerland	3.2%
	France	3.1%
	Germany	2.5%
	Canada	2.4%
	Brazil	1.9%
	Netherlands	1.8%
	Russia	1.5%
	Spain	1.4%
	Singapore	1.3%
	Austria	1.2%
	Indonesia	1.0%
	Italy	0.8%
	Thailand	0.8%
	Mexico	0.7%
	Turkey	0.6%

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $5,375 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$179,808	$—	$—
Financials	10,789,398	—	107
Industrials	64,792	—	—
Information technology	161,465	—	—
Total common stocks	11,195,463	—	107
Warrants	$14,595	$—	$—
Short-term investments	331,878	44,640	—

Totals by level	$11,541,936	$44,640	$107

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,859	$—

Totals by level	$—	$6,859	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$17,873	$11,014
Equity contracts	14,595	—

Total	$32,468	$11,014

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Industrials Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value

Aerospace and defense (37.1%)

Boeing Co. (The)	2,000	$148,560

Embraer SA ADR (Brazil)	4,039	100,692

General Dynamics Corp.	4,300	285,950

Honeywell International, Inc.	14,328	878,736

L-3 Communications Holdings, Inc.	12,054	926,350

Northrop Grumman Corp.	7,087	472,703

Precision Castparts Corp.	1,157	212,182

Raytheon Co.	2,400	137,112

United Technologies Corp.	6,861	549,635

		3,711,920
Air freight and logistics (1.6%)

Deutsche Post AG (Germany)	3,545	73,583

FedEx Corp.	1,000	89,530

		163,113
Airlines (0.4%)

Japan Airlines Co., Ltd. (Japan)(NON)	900	41,378

		41,378
Auto components (12.9%)

Johnson Controls, Inc.	46,900	1,291,626

		1,291,626
Automobiles (1.1%)

Fiat SpA (Italy)(NON)	4,525	20,951

Nissan Motor Co., Ltd. (Japan)	9,000	87,232

		108,183
Building products (0.8%)

Daikin Industries, Ltd. (Japan)	2,600	81,752

		81,752
Commercial services and supplies (7.7%)

ADT Corp. (The)(NON)	1,618	74,266

Iron Mountain, Inc.	504	15,926

Tyco International, Ltd.	23,785	674,780

		764,972
Construction and engineering (3.0%)

Chiyoda Corp. (Japan)	9,000	129,484

Fluor Corp.	700	37,156

JGC Corp. (Japan)	3,000	98,805

KEPCO Engineering & Construction Co., Inc. (South Korea)	526	30,020

		295,465
Electrical equipment (2.8%)

Hubbell, Inc. Class B	400	33,700

Mitsubishi Electric Corp. (Japan)	10,000	77,880

Schneider Electric SA (France)	2,444	171,769

		283,349
Electronic equipment, instruments, and components (1.7%)

Anixter International, Inc.	900	54,972

Hollysys Automation Technologies, Ltd. (China)(NON)	10,800	117,288

		172,260
Industrial conglomerates (5.6%)

General Electric Co.	6,960	147,065

Siemens AG (Germany)	3,965	408,925

		555,990
Machinery (17.8%)

Cummins, Inc.	1,137	111,608

Eaton Corp PLC	3,087	161,018

Fiat Industrial SpA (Italy)	23,557	251,837

Illinois Tool Works, Inc.	908	55,906

Ingersoll-Rand PLC	1,492	72,780

Invensys PLC (United Kingdom)	22,080	111,610

Japan Steel Works, Ltd. (The) (Japan)	17,000	93,625

Joy Global, Inc.	1,635	93,179

Navistar International Corp.(NON)	7,500	153,075

Parker Hannifin Corp.	3,400	279,310

Shanghai Prime Machinery Co., Ltd. (China)	842,000	109,729

Zardoya Otis SA (Spain)	21,281	291,439

		1,785,116
Marine (0.5%)

Kirby Corp.(NON)	900	52,092

		52,092
Road and rail (1.4%)

East Japan Railway Co. (Japan)	2,100	137,818

		137,818
Trading companies and distributors (2.6%)

Mitsui & Co., Ltd. (Japan)	11,400	157,513

Rexel SA (France)	5,314	103,390

		260,903
Transportation infrastructure (0.6%)

Fraport AG (Germany)	1,158	64,223

		64,223

Total common stocks (cost $8,795,668)		$9,770,160

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	400	$21,888

Total convertible preferred stocks (cost $20,000)		$21,888

SHORT-TERM INVESTMENTS (1.1%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	113,222	$113,222

Total short-term investments (cost $113,222)		$113,222

TOTAL INVESTMENTS

Total investments (cost $8,928,890)(b)		$9,905,270

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $8,554,865) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$42,318	$42,127	$191
	British Pound	Sell	12/20/12	320	323	3
	Canadian Dollar	Buy	12/20/12	54,645	54,357	288
	Euro	Buy	12/20/12	24,715	24,838	(123)
	Swedish Krona	Buy	12/20/12	217,203	216,768	435
	Swiss Franc	Buy	12/20/12	28,387	28,393	(6)
	Swiss Franc	Sell	12/20/12	28,387	28,229	(158)
Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	40,546	40,351	195
	British Pound	Buy	12/20/12	130,733	131,795	(1,062)
	Canadian Dollar	Sell	12/20/12	54,846	54,600	(246)
	Euro	Buy	12/20/12	471,792	470,915	877
	Hong Kong Dollar	Buy	12/20/12	61,832	61,835	(3)
	Japanese Yen	Sell	12/20/12	144,530	148,711	4,181
	Singapore Dollar	Buy	12/20/12	134,442	134,461	(19)
	Swedish Krona	Sell	12/20/12	50,102	50,034	(68)
	Swiss Franc	Buy	12/20/12	119,054	119,302	(248)
Citibank, N.A.
	Australian Dollar	Sell	12/20/12	26,266	26,127	(139)
	British Pound	Buy	12/20/12	91,481	92,221	(740)
	Canadian Dollar	Buy	12/20/12	16,504	16,432	72
	Danish Krone	Buy	12/20/12	67,404	66,319	1,085
	Euro	Sell	12/20/12	356,543	355,861	(682)
	Singapore Dollar	Buy	12/20/12	28,347	28,242	105
	Swiss Franc	Buy	12/20/12	168,489	167,839	650
	Swiss Franc	Sell	12/20/12	168,489	168,527	38
Credit Suisse AG
	British Pound	Buy	12/20/12	558,339	557,937	402
	Canadian Dollar	Buy	12/20/12	84,433	84,065	368
	Euro	Sell	12/20/12	77,656	77,495	(161)
	Japanese Yen	Sell	12/20/12	114,684	117,960	3,276
	Swedish Krona	Sell	12/20/12	115,873	115,755	(118)
	Swiss Franc	Sell	12/20/12	86,673	86,453	(220)
Deutsche Bank AG
	Euro	Buy	12/20/12	317,260	316,255	1,005
	Swedish Krona	Buy	12/20/12	102,743	102,625	118
	Swiss Franc	Buy	12/20/12	119,918	119,443	475
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	44,715	44,477	238
	British Pound	Buy	12/20/12	9,292	9,293	(1)
	British Pound	Sell	12/20/12	9,292	9,365	73
	Euro	Buy	12/20/12	3,252	3,245	7
	Euro	Sell	12/20/12	3,252	3,199	(53)
	Japanese Yen	Buy	12/20/12	681,561	701,133	(19,572)
	Swedish Krona	Buy	12/20/12	86,503	86,378	125
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/20/12	25,849	25,728	121
	British Pound	Sell	12/20/12	237,274	232,195	(5,079)
	Euro	Sell	12/20/12	126,696	126,406	(290)
	Hong Kong Dollar	Sell	12/20/12	107,045	107,053	8
	Japanese Yen	Buy	12/20/12	23,895	24,585	(690)
	Singapore Dollar	Buy	12/20/12	66,442	66,205	237
	Singapore Dollar	Sell	12/20/12	66,442	66,448	6
	Swiss Franc	Buy	12/20/12	111,715	111,141	574
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/20/12	126,247	126,601	354
	Canadian Dollar	Buy	12/20/12	46,896	46,694	202
	Euro	Sell	12/20/12	150,110	149,793	(317)
	Hong Kong Dollar	Buy	12/20/12	51,381	51,418	(37)
	Japanese Yen	Buy	12/20/12	221,402	226,701	(5,299)
	Norwegian Krone	Buy	12/20/12	20,573	20,496	77
	Singapore Dollar	Buy	12/20/12	67,999	67,771	228
	Singapore Dollar	Sell	12/20/12	67,999	68,007	8
	Swedish Krona	Buy	12/20/12	39,886	39,847	39
	Swiss Franc	Buy	12/20/12	67,892	67,631	261
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/20/12	39,733	40,030	(297)
	British Pound	Sell	12/20/12	39,733	39,373	(360)
	Canadian Dollar	Buy	12/20/12	26,366	26,250	116
	Euro	Buy	12/20/12	39,023	38,925	98
	Euro	Sell	12/20/12	39,023	38,388	(635)
	Japanese Yen	Buy	12/20/12	25,770	27,147	(1,377)
	Swiss Franc	Sell	12/20/12	38,426	38,254	(172)
State Street Bank and Trust Co.
	Australian Dollar	Sell	12/20/12	12,612	12,545	(67)
	Euro	Sell	12/20/12	271,863	271,267	(596)
	Swedish Krona	Buy	12/20/12	84,475	84,247	228
UBS AG
	Australian Dollar	Buy	12/20/12	28,559	28,406	153
	British Pound	Buy	12/20/12	27,717	27,940	(223)
	Canadian Dollar	Buy	12/20/12	88,056	87,671	385
	Euro	Sell	12/20/12	316,739	316,081	(658)
	Japanese Yen	Buy	12/20/12	65,153	67,021	(1,868)
	Norwegian Krone	Buy	12/20/12	1,341	1,336	5
	Swiss Franc	Buy	12/20/12	18,673	18,594	79
WestPac Banking Corp.
	British Pound	Buy	12/20/12	26,595	27,810	(1,215)
	Euro	Buy	12/20/12	611,756	610,701	1,055
	Japanese Yen	Sell	12/20/12	159,816	164,474	4,658

Total						$(19,700)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $10,015,450.
(b)	The aggregate identified cost on a tax basis is $9,181,405, resulting in gross unrealized appreciation and depreciation of $823,404 and $99,539, respectively, or net unrealized appreciation of $723,865.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$269,960	$1,543,703	$1,700,441	$139	$113,222
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $29,904 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.2%
	Japan	9.1
	Germany	5.5
	Spain	2.9
	France	2.8
	Italy	2.8
	China	2.3
	United Kingdom	1.1
	Brazil	1.0
	South Korea	0.3

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of its assets less its liabilities and divided by the number of its outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $33,969 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,399,809	$—	$—
Industrials	8,198,091	—	—
Information technology	172,260	—	—
Total common stocks	9,770,160	—	—
Convertible preferred stocks	21,888	—	—
Short-term investments	113,222	—	—

Totals by level	$9,905,270	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(19,700)	$—

Totals by level	$—	$(19,700)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$23,099	$42,799

Total	$23,099	$42,799

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Technology Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (99.0%)(a)
			Shares	Value

Communications equipment (16.6%)

Cisco Systems, Inc.			14,030	$265,307

EchoStar Corp. Class A(NON)			4,000	125,440

F5 Networks, Inc.(NON)			2,900	271,672

InterDigital, Inc.			2,600	110,968

Polycom, Inc.(NON)			29,128	304,679

Qualcomm, Inc.			12,871	818,853

Telefonaktiebolaget LM Ericsson ADR (Sweden)			12,569	118,023

				2,014,942
Computers and peripherals (33.4%)

Apple, Inc.			5,176	3,029,409

Asustek Computer, Inc. (Taiwan)			2,440	26,916

EMC Corp.(NON)			14,451	358,674

Fujitsu, Ltd. (Japan)			12,000	45,418

Gemalto NV (Netherlands)			465	42,756

LITE-ON IT Corp. (Taiwan)			52,359	43,251

NetApp, Inc.(NON)			4,200	133,182

Pegatron Corp. (Taiwan)(NON)			81,000	105,662

SanDisk Corp.(NON)			5,376	210,202

Toshiba Corp. (Japan)			18,000	61,357

				4,056,827
Electronic equipment, instruments, and components (3.8%)

Corning, Inc.			4,716	57,677

Hitachi, Ltd. (Japan)			10,000	57,742

Hon Hai Precision Industry Co., Ltd. (Taiwan)			24,100	77,308

Keyence Corp. (Japan)			400	111,700

Murata Manufacturing Co., Ltd. (Japan)			2,800	158,622

				463,049
Internet software and services (8.3%)

eBay, Inc.(NON)			5,160	272,551

Facebook, Inc. Class A(NON)			2,700	75,600

Google, Inc. Class A(NON)			874	610,375

Millennial Media, Inc.(NON)			1,950	26,813

Tencent Holdings, Ltd. (China)			800	26,136

				1,011,475
IT Services (7.8%)

Cognizant Technology Solutions Corp.(NON)			1,800	121,014

Computer Sciences Corp.			1,656	63,027

IBM Corp.			767	145,784

MasterCard, Inc. Class A			415	202,802

Unisys Corp.(NON)			605	10,454

Visa, Inc. Class A			2,704	404,816

				947,897
Media (2.9%)

DISH Network Corp. Class A			9,600	355,584

				355,584
Office electronics (0.8%)

Canon, Inc. (Japan)			1,200	41,968

Canon, Inc. ADR (Japan)			1,612	56,710

				98,678
Real estate investment trusts (REITs) (0.3%)

American Tower Corp. Class A(R)			400	29,972

				29,972
Semiconductors and semiconductor equipment (7.1%)

ARM Holdings PLC (United Kingdom)			8,162	101,214

ASML Holding NV (Netherlands)			986	61,579

Avago Technologies, Ltd. (Singapore)			3,100	108,810

Imagination Technologies Group PLC (United Kingdom)(NON)			8,787	57,213

Samsung Electronics Co., Ltd. (South Korea)			78	101,277

SK Hynix, Inc. (South Korea)(NON)			6,670	150,296

Texas Instruments, Inc.			8,300	244,601

Xilinx, Inc.			900	31,185

				856,175
Software (17.8%)

Adobe Systems, Inc.(NON)			1,100	38,071

BMC Software, Inc.(NON)			1,000	40,960

Fidessa Group PLC (United Kingdom)			2,448	55,615

Infoblox, Inc.(NON)			1,200	22,752

Microsoft Corp.			36,219	964,152

Oracle Corp.			14,695	471,710

Red Hat, Inc.(NON)			915	45,201

Salesforce.com, Inc.(NON)			2,547	401,585

Symantec Corp.(NON)			2,100	39,396

Synopsys, Inc.(NON)			1,700	55,760

VMware, Inc. Class A(NON)			321	29,195

				2,164,397
Specialty retail (0.2%)

GameStop Corp. Class A			1,000	26,250

				26,250

Total common stocks (cost $8,537,092)				$12,025,246

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharti Airtel, Ltd. 144A (India)	2/18/14	$0.00	3,543	$21,950

Total warrants (cost $26,217)				$21,950

SHORT-TERM INVESTMENTS (0.4%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			47,749	$47,749

Total short-term investments (cost $47,749)				$47,749

TOTAL INVESTMENTS

Total investments (cost $8,611,058)(b)				$12,094,945

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $2,306,962) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/20/12	$38,771	$39,086	$315
	Euro	Buy	12/20/12	118,891	118,657	234
Barclays Bank PLC
	Euro	Sell	12/20/12	39,413	39,983	570
	Hong Kong Dollar	Sell	12/20/12	59,922	59,925	3
	Japanese Yen	Buy	12/20/12	141,061	145,839	(4,778)
	Swedish Krona	Buy	12/20/12	28,228	28,190	38
Citibank, N.A.
	British Pound	Buy	12/20/12	22,430	22,611	(181)
	Euro	Sell	12/20/12	65,689	65,564	(125)
Credit Suisse AG
	British Pound	Sell	12/20/12	34,285	34,555	270
	Euro	Buy	12/20/12	25,625	25,479	146
	Euro	Sell	12/20/12	25,625	25,572	(53)
	Japanese Yen	Buy	12/20/12	149,718	153,996	(4,278)
Deutsche Bank AG
	Euro	Buy	12/20/12	130	129	1
	Euro	Sell	12/20/12	130	130	—
Goldman Sachs International
	Euro	Buy	12/20/12	56,714	56,599	115
	Japanese Yen	Buy	12/20/12	9,766	10,046	(280)
	Japanese Yen	Sell	12/20/12	9,766	9,798	32
	Swedish Krona	Buy	12/20/12	38,098	38,044	54
HSBC Bank USA, National Association
	Euro	Buy	12/20/12	108,485	108,237	248
	Hong Kong Dollar	Buy	12/20/12	70,322	70,328	(6)
	Japanese Yen	Buy	12/20/12	40,283	41,446	(1,163)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/20/12	84,111	85,375	(1,264)
	Canadian Dollar	Sell	12/20/12	2,818	2,806	(12)
	Euro	Buy	12/20/12	233,620	233,126	494
	Hong Kong Dollar	Sell	12/20/12	24,581	24,583	2
	Japanese Yen	Buy	12/20/12	93,427	95,376	(1,949)
	Swedish Krona	Sell	12/20/12	75,791	75,717	(74)
Royal Bank of Scotland PLC (The)
	Euro	Buy	12/20/12	180,548	180,093	455
	Japanese Yen	Buy	12/20/12	12,087	12,473	(386)
State Street Bank and Trust Co.
	Euro	Sell	12/20/12	102,371	102,147	(224)
	Israeli Shekel	Buy	12/20/12	25,643	24,988	655
	Swedish Krona	Buy	12/20/12	29,731	29,543	188
UBS AG
	British Pound	Sell	12/20/12	51,268	51,682	414
	Canadian Dollar	Buy	12/20/12	63,400	63,123	277
	Euro	Buy	12/20/12	42,535	42,447	88
	Euro	Sell	12/20/12	42,535	42,292	(243)
WestPac Banking Corp.
	British Pound	Sell	12/20/12	118,398	118,665	267
	Euro	Sell	12/20/12	5,073	5,131	58
	Japanese Yen	Buy	12/20/12	11,405	11,443	(38)
	Japanese Yen	Sell	12/20/12	11,405	11,738	333

Total						$(9,797)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $12,152,148.
(b)	The aggregate identified cost on a tax basis is $8,715,215, resulting in gross unrealized appreciation and depreciation of $3,636,942 and $257,212, respectively, or net unrealized appreciation of $3,379,730.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$365,558	$339,521	$657,330	$92	$47,749
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,684 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	86.5%
	Japan	4.4
	Taiwan	2.1
	South Korea	2.1
	United Kingdom	1.8
	Sweden	1.0
	Singapore	0.9
	Netherlands	0.9
	Other	0.3

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $12,191 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$381,834	$—	$—
Financials	29,972	—	—
Information technology	11,613,440	—	—
Total common stocks	12,025,246	—	—
Warrants	—	21,950	—
Short-term investments	47,749	—	—

Totals by level	$12,072,995	$21,950	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(9,797)	$—

Totals by level	$—	$(9,797)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$5,257	$15,054
Equity contracts	21,950	-

Total	$27,207	$15,054

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Global Telecommunications Fund

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Communications equipment (2.7%)

Qualcomm, Inc.	6,100	$388,082

		388,082
Diversified telecommunication services (43.5%)

AT&T, Inc.	67,166	2,292,376

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	6,800	303,973

TalkTalk Telecom Group PLC (United Kingdom)	56,101	197,202

TDC A/S (Denmark)	66,582	453,955

Telecom Italia SpA (Italy)	131,846	120,116

Verizon Communications, Inc.	38,618	1,703,826

Vivendi (France)	32,028	688,125

Ziggo NV (Netherlands)	16,709	523,280

		6,282,853
Internet software and services (2.8%)

Telecity Group PLC (United Kingdom)	28,933	397,263

		397,263
IT Services (2.9%)

InterXion Holding NV (Netherlands)(NON)	19,500	423,345

		423,345
Media (18.4%)

Comcast Corp. Class A	16,283	605,402

DISH Network Corp. Class A	16,500	611,160

Kabel Deutschland Holding AG (Germany)	8,699	629,030

Time Warner Cable, Inc.	2,600	246,714

Virgin Media, Inc. (United Kingdom)	16,000	562,720

		2,655,026
Real estate investment trusts (REITs) (2.6%)

American Tower Corp. Class A	5,000	374,650

		374,650
Wireless telecommunication services (23.9%)

Softbank Corp. (Japan)	19,700	738,436

Sprint Nextel Corp.(NON)	66,329	380,065

Turkcell Iletisim Hizmetleri AS ADR (Turkey)(NON)	14,400	218,160

Vodafone Group PLC (United Kingdom)	818,611	2,113,544

		3,450,205

Total common stocks (cost $11,833,177)		$13,971,424

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	501,477	$501,477

Total short-term investments (cost $501,477)		$501,477

TOTAL INVESTMENTS

Total investments (cost $12,334,654)(b)		$14,472,901

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $6,817,650) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	12/20/12	$43,152	$42,957	$195
	British Pound	Buy	12/20/12	1,602	1,615	(13)
	British Pound	Sell	12/20/12	1,602	1,597	(5)
	Euro	Buy	12/20/12	157,914	157,604	310
	Swedish Krona	Buy	12/20/12	41,989	41,905	84
	Swiss Franc	Buy	12/20/12	199,359	198,250	1,109
	Swiss Franc	Sell	12/20/12	199,359	199,402	43
Barclays Bank PLC
	Australian Dollar	Buy	12/20/12	46,591	46,367	224
	Canadian Dollar	Buy	12/20/12	124,284	123,727	557
	Euro	Buy	12/20/12	30,178	30,122	56
	Hong Kong Dollar	Buy	12/20/12	138,657	138,665	(8)
	Japanese Yen	Sell	12/20/12	84,481	86,892	2,411
	Norwegian Krone	Buy	12/20/12	52,508	52,301	207
	Singapore Dollar	Buy	12/20/12	301,408	301,279	129
	Swedish Krona	Buy	12/20/12	19,290	19,263	27
	Swedish Krona	Sell	12/20/12	19,290	19,242	(48)
	Swiss Franc	Sell	12/20/12	30,007	30,109	102
Citibank, N.A.
	British Pound	Sell	12/20/12	78,023	78,654	631
	Danish Krone	Sell	12/20/12	397,414	391,232	(6,182)
	Euro	Buy	12/20/12	235,701	235,250	451
	Singapore Dollar	Buy	12/20/12	28,019	27,916	103
	Swiss Franc	Buy	12/20/12	51,594	51,605	(11)
	Swiss Franc	Sell	12/20/12	51,594	51,395	(199)
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	50,343	50,078	265
	British Pound	Buy	12/20/12	17,463	17,600	(137)
	Canadian Dollar	Buy	12/20/12	110,397	109,915	482
	Euro	Buy	12/20/12	113,558	113,322	236
	Japanese Yen	Buy	12/20/12	249,326	254,773	(5,447)
	New Zealand Dollar	Buy	12/20/12	37,232	37,342	(110)
	Norwegian Krone	Buy	12/20/12	31,335	31,218	117
	Swedish Krona	Buy	12/20/12	105,477	105,369	108
	Swiss Franc	Buy	12/20/12	199,359	199,417	(58)
Deutsche Bank AG
	Australian Dollar	Buy	12/20/12	40,858	40,792	66
	Euro	Sell	12/20/12	18,341	18,309	(32)
	Swedish Krona	Buy	12/20/12	57,148	57,082	66
Goldman Sachs International
	Euro	Buy	12/20/12	75,055	75,693	(638)
	Japanese Yen	Buy	12/20/12	89,546	92,118	(2,572)
	Japanese Yen	Sell	12/20/12	89,546	92,003	2,457
	Swedish Krona	Buy	12/20/12	4,822	4,815	7
	Swedish Krona	Sell	12/20/12	4,822	4,810	(12)
HSBC Bank USA, National Association
	Euro	Buy	12/20/12	296,187	295,509	678
	Hong Kong Dollar	Sell	12/20/12	58,025	58,030	5
	Singapore Dollar	Buy	12/20/12	18,188	18,123	65
	Singapore Dollar	Sell	12/20/12	18,188	18,189	1
JPMorgan Chase Bank N.A.
	British Pound	Sell	12/20/12	362,720	364,437	1,717
	Canadian Dollar	Buy	12/20/12	65,312	65,031	281
	Euro	Buy	12/20/12	51,511	51,402	109
	Hong Kong Dollar	Sell	12/20/12	58,593	58,598	5
	Japanese Yen	Buy	12/20/12	134,877	138,717	(3,840)
	Norwegian Krone	Buy	12/20/12	28,636	28,529	107
	Singapore Dollar	Buy	12/20/12	240,045	239,238	807
	Singapore Dollar	Sell	12/20/12	240,045	240,071	26
	Swedish Krona	Buy	12/20/12	87,209	87,123	86
	Swiss Franc	Sell	12/20/12	100,921	100,532	(389)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/20/12	46,591	46,352	239
	Canadian Dollar	Buy	12/20/12	17,309	17,233	76
	Japanese Yen	Buy	12/20/12	2,860	2,979	(119)
	Swiss Franc	Buy	12/20/12	11,657	11,605	52
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	34,292	34,110	182
	Canadian Dollar	Buy	12/20/12	129,215	128,646	569
	Euro	Sell	12/20/12	491,824	490,747	(1,077)
	Israeli Shekel	Buy	12/20/12	44,109	42,982	1,127
	Norwegian Krone	Buy	12/20/12	32,164	32,033	131
	Swedish Krona	Buy	12/20/12	95,246	95,138	108
UBS AG
	British Pound	Buy	12/20/12	38,611	38,923	(312)
	Canadian Dollar	Buy	12/20/12	85,640	85,266	374
	Euro	Buy	12/20/12	86,242	86,062	180
	Norwegian Krone	Buy	12/20/12	51,555	51,347	208
	Swedish Krona	Sell	12/20/12	1,442	1,472	30
	Swiss Franc	Buy	12/20/12	48,140	47,936	204
WestPac Banking Corp.
	Australian Dollar	Buy	12/20/12	20,846	20,735	111
	British Pound	Buy	12/20/12	29,799	30,032	(233)
	Canadian Dollar	Buy	12/20/12	54,846	54,615	231
	Japanese Yen	Sell	12/20/12	100,955	103,903	2,948

Total						$(342)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $14,435,361.
(b)	The aggregate identified cost on a tax basis is $12,364,403, resulting in gross unrealized appreciation and depreciation of $2,332,313 and $223,815, respectively, or net unrealized appreciation of $2,108,498.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$450,881	$1,284,630	$1,234,034	$204	$501,477
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $11,093 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY *

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	49.2%
	United Kingdom	22.6
	Japan	7.2
	Netherlands	6.5
	France	4.8
	Germany	4.3
	Denmark	3.1
	Turkey	1.5
	Italy	0.8

	Total	100.0%
	* Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of its assets less its liabilities and divided by the number of its outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $11,600 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$2,655,026	$—	$—
Financials	374,650	—	—
Information technology	1,208,690	—	—
Telecommunication services	9,733,058	—	—
Total common stocks	13,971,424	—	—
Short-term investments	501,477	—	—

Totals by level	$14,472,901	$—	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(342)	$—

Totals by level	$—	$(342)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$21,100	$21,442

Total	$21,100	$21,442

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
11/30/12 (Unaudited)

INVESTMENT COMPANIES (43.9%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	239	$13,167

Putnam Absolute Return 100 Fund Class Y(AFF)	52,080	532,776

Putnam Absolute Return 300 Fund Class Y(AFF)	121,800	1,297,166

Putnam Absolute Return 500 Fund Class Y(AFF)	200,816	2,283,275

Putnam Absolute Return 700 Fund Class Y(AFF)	29,359	346,147

Putnam Money Market Fund Class A(AFF)	417,222	417,222

SPDR S&P 500 ETF Trust	633	89,924

SPDR S&P Midcap 400 ETF Trust	67	12,217

Total investment companies (cost $4,972,193)		$4,991,894

COMMON STOCKS (16.1%)(a)
	Shares	Value

Basic materials (0.7%)

Albemarle Corp.	36	$2,152

BASF SE (Germany)	62	5,556

Bemis Co., Inc.	47	1,579

BHP Billiton, Ltd. (Australia)	93	3,338

CF Industries Holdings, Inc.	22	4,709

Chicago Bridge & Iron Co., NV (Netherlands)	48	1,950

Cytec Industries, Inc.	22	1,510

Domtar Corp. (Canada)	16	1,282

Evraz PLC (United Kingdom)	1,599	6,000

Fletcher Building, Ltd. (New Zealand)	736	4,785

Fortune Brands Home & Security, Inc.(NON)	82	2,459

LyondellBasell Industries NV Class A (Netherlands)	103	5,122

Monsanto Co.	143	13,097

Nippon Paper Group, Inc. (Japan)	300	3,676

OZ Minerals, Ltd. (Australia)	363	2,784

PPG Industries, Inc.	52	6,462

Rio Tinto PLC (United Kingdom)	164	8,128

Steel Dynamics, Inc.	94	1,214

Stora Enso OYJ Class R (Finland)	580	3,798

Valspar Corp.	39	2,448

voestalpine AG (Austria)	48	1,550

Westlake Chemical Corp.	11	797

		84,396
Capital goods (0.6%)

ABB, Ltd. (Switzerland)	196	3,820

BAE Systems PLC (United Kingdom)	1,192	6,251

Cummins, Inc.	66	6,479

Dover Corp.	73	4,642

Emerson Electric Co.	232	11,653

Fluor Corp.	70	3,716

Lockheed Martin Corp.	90	8,397

McDermott International, Inc.(NON)	116	1,221

Metso Corp. OYJ (Finland)	82	3,083

Pentair, Ltd.	38	1,843

Raytheon Co.	128	7,313

Staples, Inc.	235	2,750

Textron, Inc.	119	2,795

Vinci SA (France)	135	5,956

		69,919
Communication services (0.8%)

AT&T, Inc.	253	8,635

Belgacom SA (Belgium)	202	5,935

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	1,545	1,900

Comcast Corp. Class A	537	19,966

Deutsche Telekom AG (Germany)	561	6,180

France Telecom SA (France)	456	4,827

IAC/InterActiveCorp.	58	2,735

Koninklijke (Royal) KPN NV (Netherlands)	214	1,211

NTT DoCoMo, Inc. (Japan)	3	4,327

Telecom Corp. of New Zealand, Ltd. (New Zealand)	2,273	4,311

Telstra Corp., Ltd. (Australia)	654	2,942

Verizon Communications, Inc.	453	19,986

Vodafone Group PLC (United Kingdom)	1,457	3,762

		86,717
Conglomerates (0.3%)

AMETEK, Inc.	103	3,845

Bouygues SA (France)	207	5,111

Danaher Corp.	180	9,715

General Electric Co.	488	10,311

Tyco International, Ltd.	159	4,511

		33,493
Consumer cyclicals (1.7%)

Adecco SA (Switzerland)	121	5,979

ADT Corp. (The)(NON)	79	3,626

Advance Auto Parts, Inc.	28	2,048

Alliance Data Systems Corp.(NON)	26	3,705

Asahi Glass Co., Ltd. (Japan)	1,000	7,618

Bayerische Motoren Werke (BMW) AG (Germany)	73	6,474

Bed Bath & Beyond, Inc.(NON)	76	4,463

CBS Corp. Class B	194	6,980

Coach, Inc.	81	4,685

Dai Nippon Printing Co., Ltd. (Japan)	1,000	7,485

Daimler AG (Registered Shares) (Germany)	42	2,075

Daito Trust Construction Co., Ltd. (Japan)	100	9,692

Dillards, Inc. Class A	33	2,934

Dolby Laboratories, Inc. Class A(NON)	33	1,101

Dun & Bradstreet Corp. (The)	25	1,980

Expedia, Inc.	43	2,660

Foot Locker, Inc.	135	4,838

Gannett Co., Inc.	104	1,862

Geberit International AG (Switzerland)	11	2,324

General Motors Co.(NON)	218	5,642

Home Depot, Inc. (The)	230	14,966

Host Hotels & Resorts, Inc.(R)	433	6,361

Hugo Boss AG (Germany)	42	4,405

Lear Corp.	42	1,834

Lowe's Cos., Inc.	165	5,955

Macy's, Inc.	128	4,954

Marriott International, Inc. Class A	88	3,194

McGraw-Hill Cos., Inc. (The)	94	4,992

Mediaset SpA (Italy)	670	1,107

News Corp. Class A	353	8,698

Next PLC (United Kingdom)	110	6,452

O'Reilly Automotive, Inc.(NON)	41	3,857

PetSmart, Inc.	43	3,038

Priceline.com, Inc.(NON)	5	3,316

Swire Pacific, Ltd. Class A (Hong Kong)	500	6,129

TABCORP Holdings, Ltd. (Australia)	2,297	6,712

Towers Watson & Co. Class A	28	1,481

URS Corp.	39	1,470

Viacom, Inc. Class B	151	7,793

Wal-Mart Stores, Inc.	40	2,881

Wyndham Worldwide Corp.	57	2,798

Wynn Resorts, Ltd.	27	3,035

		193,599
Consumer staples (1.5%)

Brinker International, Inc.	40	1,198

British American Tobacco (BAT) PLC (United Kingdom)	113	5,927

Campbell Soup Co.	93	3,418

Church & Dwight Co., Inc.	20	1,083

Coca-Cola Co. (The)	134	5,081

Coca-Cola West Co., Ltd. (Japan)	300	4,658

ConAgra Foods, Inc.	180	5,375

Costco Wholesale Corp.	129	13,415

CVS Caremark Corp.	257	11,953

Dole Food Co. Inc.(NON)	204	2,342

Dr. Pepper Snapple Group, Inc.	62	2,781

ITOCHU Corp. (Japan)	400	3,998

Kao Corp. (Japan)	300	8,236

Kroger Co. (The)	230	6,035

Lorillard, Inc.	49	5,937

McDonald's Corp.	24	2,089

Metcash, Ltd. (Australia)	536	1,919

Metro AG (Germany)	206	5,768

Molson Coors Brewing Co. Class B	77	3,192

Nestle SA (Switzerland)	120	7,854

PepsiCo, Inc.	34	2,387

Philip Morris International, Inc.	257	23,099

Procter & Gamble Co. (The)	122	8,519

Reckitt Benckiser Group PLC (United Kingdom)	26	1,635

Robert Half International, Inc.	72	2,035

Suedzucker AG (Germany)	98	3,861

Sumitomo Corp. (Japan)	200	2,482

Tesco PLC (United Kingdom)	1,072	5,584

Unilever NV ADR (Netherlands)	212	8,044

Unilever PLC (United Kingdom)	63	2,425

Walgreen Co.	154	5,222

Woolworths, Ltd. (Australia)	108	3,300

		170,852
Energy (1.4%)

BP PLC (United Kingdom)	1,763	12,191

Chevron Corp.	172	18,179

ConocoPhillips	53	3,018

Cosmo Oil Co., Ltd. (Japan)	2,000	3,882

Diamond Offshore Drilling, Inc.	28	1,932

Exxon Mobil Corp.	290	25,561

Helmerich & Payne, Inc.	35	1,827

HollyFrontier Corp.	70	3,173

Marathon Oil Corp.	168	5,183

Marathon Petroleum Corp.	96	5,716

Murphy Oil Corp.	56	3,177

National Oilwell Varco, Inc.	92	6,284

Occidental Petroleum Corp.	94	7,070

Oceaneering International, Inc.	76	4,004

Peabody Energy Corp.	84	2,109

Phillips 66	26	1,362

Royal Dutch Shell PLC Class A (United Kingdom)	337	11,282

Royal Dutch Shell PLC Class B (United Kingdom)	143	4,936

Schlumberger, Ltd.	32	2,292

Seadrill, Ltd. (Norway)	90	3,464

Superior Energy Services, Inc.(NON)	63	1,280

Tesoro Corp.	62	2,621

TonenGeneral Sekiyu KK (Japan)	1,000	9,280

Total SA (France)	152	7,606

Valero Energy Corp.	237	7,646

Williams Cos., Inc. (The)	98	3,218

		158,293
Financials (5.1%)

Alexandria Real Estate Equities, Inc.(R)	16	1,087

Allied World Assurance Co. Holdings AG	24	1,948

American Campus Communities, Inc.(R)	12	526

American Financial Group, Inc.	47	1,864

AMP, Ltd. (Australia)	1,244	5,972

Aon PLC	136	7,725

Apartment Investment & Management Co. Class A(R)	342	8,574

Arch Capital Group, Ltd.(NON)	70	3,157

Assurant, Inc.	54	1,847

AvalonBay Communities, Inc.(R)	151	19,900

Aviva PLC (United Kingdom)	901	5,060

Baloise Holding AG (Switzerland)	26	2,181

Banco Santander Central Hispano SA (Spain)	492	3,784

Bank of America Corp.	100	986

Bendigo and Adelaide Bank, Ltd. (Australia)	297	2,504

Berkshire Hathaway, Inc. Class B(NON)	61	5,373

Boston Properties, Inc.(R)	176	18,063

BRE Properties(R)	7	341

CaixaBank (Spain)	1,031	3,941

Camden Property Trust(R)	26	1,708

CBOE Holdings, Inc.	86	2,578

Chimera Investment Corp.(R)	428	1,173

CIT Group, Inc.(NON)	39	1,445

Citigroup, Inc.	55	1,901

City National Corp.	10	487

CNP Assurances (France)	413	6,016

CommonWealth REIT(R)	443	6,703

Delek Group, Ltd. (Israel)	6	1,347

Digital Realty Trust, Inc.(R)	61	3,937

Duke Realty Corp.(R)	39	527

DuPont Fabros Technology, Inc.(R)	279	6,442

Eaton Vance Corp.	111	3,539

Equity Residential Trust(R)	439	24,369

Essex Property Trust, Inc.(R)	12	1,686

Everest Re Group, Ltd.	24	2,603

Extra Space Storage, Inc.(R)	213	7,487

Federal Realty Investment Trust(R)	98	10,196

Fidelity National Financial, Inc. Class A	124	3,002

First Industrial Realty Trust(NON)(R)	143	1,888

General Growth Properties(R)	606	11,738

Goldman Sachs Group, Inc. (The)	39	4,594

Government Properties Income Trust(R)	257	5,924

Hartford Financial Services Group, Inc. (The)	204	4,321

HCP, Inc.(R)	450	20,273

Health Care REIT, Inc.(R)	169	9,952

HSBC Holdings, PLC (United Kingdom)	906	9,257

Investment AB Kinnevik Class B (Sweden)	378	7,363

Jefferies Group, Inc.	170	2,883

JPMorgan Chase & Co.	400	16,432

Kimco Realty Corp.(R)	582	11,209

Liberty Property Trust(R)	26	906

M&T Bank Corp.	36	3,518

Macerich Co. (The)(R)	194	10,961

Man Group PLC (United Kingdom)	2,675	3,291

Medical Properties Trust, Inc.(R)	491	5,730

Morgan Stanley	378	6,377

Nasdaq OMX Group, Inc. (The)	116	2,811

Natixis (France)	1,178	3,773

NKSJ Holdings, Inc. (Japan)	400	7,584

Northern Trust Corp.	114	5,474

PartnerRe, Ltd.	17	1,409

Pennsylvania Real Estate Investment Trust(R)	256	4,265

PNC Financial Services Group, Inc.	85	4,772

Post Properties, Inc.(R)	164	8,057

ProAssurance Corp.	13	1,179

Prologis, Inc.(R)	466	15,816

Prudential Financial, Inc.	28	1,459

Public Storage(R)	193	27,144

Ramco-Gershenson Properties Trust(R)	301	4,027

Rayonier, Inc.(R)	45	2,243

Realty Income Corp.(R)	47	1,912

Regency Centers Corp.(R)	21	984

Reinsurance Group of America, Inc. Class A	19	973

RenaissanceRe Holdings, Ltd.	25	2,069

RSA Insurance Group PLC (United Kingdom)	2,535	4,772

Senior Housing Properties Trust(R)	24	536

Simon Property Group, Inc.(R)	356	54,145

SL Green Realty Corp.(R)	147	11,081

Stockland (Units) (Australia)(R)	1,645	5,820

Sumitomo Mitsui Financial Group, Inc. (Japan)	300	9,659

Sunstone Hotel Investors, Inc.(NON)(R)	504	5,201

Svenska Handelsbanken AB Class A (Sweden)	228	8,104

Taubman Centers, Inc.(R)	14	1,085

TD Ameritrade Holding Corp.	183	2,965

Toronto-Dominion Bank (The) (Canada)	38	3,157

UDR, Inc.(R)	97	2,232

Validus Holdings, Ltd.	47	1,667

Vornado Realty Trust(R)	273	20,865

W.R. Berkley Corp.	63	2,504

Wells Fargo & Co.	479	15,812

Westpac Banking Corp. (Australia)	342	9,101

Wing Hang Bank, Ltd. (Hong Kong)	500	5,006

		578,259
Health care (1.6%)

Abbott Laboratories	22	1,430

Aetna, Inc.	111	4,794

AmerisourceBergen Corp.	85	3,589

Amgen, Inc.	30	2,664

AstraZeneca PLC (United Kingdom)	166	7,890

C.R. Bard, Inc.	28	2,772

Celgene Corp.(NON)	32	2,515

Eli Lilly & Co.	262	12,848

Endo Health Solutions, Inc.(NON)	68	1,949

Forest Laboratories, Inc.(NON)	216	7,659

Gilead Sciences, Inc.(NON)	113	8,475

GlaxoSmithKline PLC (United Kingdom)	225	4,811

HCA Holdings, Inc.	48	1,524

Health Management Associates, Inc. Class A(NON)	123	978

Humana, Inc.	50	3,271

Johnson & Johnson	117	8,158

McKesson Corp.	71	6,707

Merck & Co., Inc.	87	3,854

Novartis AG (Switzerland)	96	5,941

Omega Healthcare Investors, Inc.(R)	281	6,441

Omnicare, Inc.	46	1,667

Orion OYJ Class B (Finland)	159	4,258

Pfizer, Inc.	916	22,918

Roche Holding AG-Genusschein (Switzerland)	25	4,921

Sabra Health Care REIT, Inc.(R)	204	4,427

Sanofi (France)	67	5,983

Takeda Pharmaceutical Co., Ltd. (Japan)	200	9,147

United Therapeutics Corp.(NON)	43	2,260

UnitedHealth Group, Inc.	252	13,706

Ventas, Inc.(R)	204	12,985

Warner Chilcott PLC Class A	133	1,551

		182,093
Technology (1.7%)

Agilent Technologies, Inc.	119	4,557

AOL, Inc.(NON)	115	4,315

Apple, Inc.	84	49,164

Applied Materials, Inc.	295	3,165

BMC Software, Inc.(NON)	87	3,564

Broadcom Corp. Class A(NON)	115	3,724

Brocade Communications Systems, Inc.(NON)	255	1,448

CA, Inc.	155	3,435

Cadence Design Systems, Inc.(NON)	211	2,686

Cisco Systems, Inc.	589	11,138

Computer Sciences Corp.	60	2,284

Dell, Inc.	314	3,027

Google, Inc. Class A(NON)	25	17,459

IBM Corp.	61	11,594

Intel Corp.	189	3,699

KLA-Tencor Corp.	49	2,228

L-3 Communications Holdings, Inc.	45	3,458

Lam Research Corp.(NON)	46	1,616

Microsoft Corp.	815	21,695

Nokia OYJ (Finland)	1,026	3,403

NVIDIA Corp.(NON)	167	2,001

Oracle Corp.	382	12,262

Polycom, Inc.(NON)	76	795

QLogic Corp.(NON)	230	2,180

Qualcomm, Inc.	40	2,545

Symantec Corp.(NON)	273	5,121

Tech Data Corp.(NON)	25	1,104

Teradyne, Inc.(NON)	91	1,423

Vishay Intertechnology, Inc.(NON)	104	1,009

Western Digital Corp.	67	2,240

		188,339
Transportation (0.2%)

ComfortDelgro Corp., Ltd. (Singapore)	2,000	2,818

Delta Air Lines, Inc.(NON)	361	3,610

Deutsche Post AG (Germany)	120	2,491

Sydney Airport (Australia)	1,669	6,183

United Continental Holdings, Inc.(NON)	109	2,204

United Parcel Service, Inc. Class B	37	2,705

Wabtec Corp.	23	1,946

Yangzijiang Shipbuilding Holdings, Ltd. (China)	3,000	2,298

		24,255
Utilities and power (0.5%)

AES Corp. (The)	285	3,041

Ameren Corp.	109	3,267

CenterPoint Energy, Inc.	187	3,690

Chubu Electric Power Co., Inc. (Japan)	300	4,054

CMS Energy Corp.	120	2,932

DTE Energy Co.	73	4,422

Electricite de France SA (EDF) (France)	194	3,561

Enel SpA (Italy)	1,009	3,824

Energias de Portugal (EDP) SA (Portugal)	565	1,430

Entergy Corp.	72	4,575

Hokuriku Electric Power Co. (Japan)	300	3,323

PG&E Corp.	153	6,265

Red Electrica Corporacion SA (Spain)	89	4,124

RWE AG (Preference) (Germany)	134	5,064

Snam SpA (Italy)	835	3,692

TECO Energy, Inc.	111	1,866

Westar Energy, Inc.	63	1,808

		60,938

Total common stocks (cost $1,725,451)		$1,831,153

U.S. TREASURY OBLIGATIONS (12.8%)(a)
	Principal amount	Value

U.S. Treasury Bonds 7 7/8s, February 15, 2021	$44,000	$66,936

U.S. Treasury Notes
3 5/8s, February 15, 2021	34,000	40,303
3 1/2s, February 15, 2018	6,000	6,867
3 1/8s, October 31, 2016	190,000	209,653
2 3/4s, December 31, 2017	283,000	312,980
2 5/8s, April 30, 2016	95,000	102,184
2 5/8s, February 29, 2016	98,000	105,144
2 3/8s, August 31, 2014	38,000	39,400
2s, January 31, 2016	73,000	76,763
1 5/8s, August 15, 2022	64,000	64,334
1 3/8s, May 15, 2013	187,000	188,037
1s, August 31, 2016	236,000	240,993

Total U.S. treasury Obligations (cost $1,412,056)		$1,453,594

CORPORATE BONDS AND NOTES (3.5%)(a)
	Principal amount	Value

Basic materials (0.5%)

Agrium, Inc. sr. unsec. notes 3.15s, 2022 (Canada)	$5,000	$5,028

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	5,000	5,316

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	5,000	6,405

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020	5,000	6,320

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042	5,000	5,292

International Paper Co. sr. unsec. notes 9 3/8s, 2019	5,000	6,870

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019	5,000	6,211

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031	5,000	6,576

Xstrata Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)	5,000	5,451

		53,469
Capital goods (0.1%)

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042	5,000	5,685

		5,685
Communication services (0.6%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)	5,000	6,003

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	9,000	11,550

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017	3,000	3,300

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	10,000	13,574

Corning, Inc. sr. unsec. unsub. notes 5 3/4s, 2040	5,000	6,038

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	5,000	5,900

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)	3,000	3,311

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	5,000	6,730

Qwest Corp. sr. unsec. notes 6 3/4s, 2021	4,000	4,683

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	5,000	5,250

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2041	10,000	11,150

		77,489
Consumer cyclicals (0.4%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042	2,000	2,081

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022	3,000	3,057

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	5,000	5,713

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	5,000	5,458

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	5,000	6,038

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042	5,000	5,460

Marriott International, Inc. sr. unsec. unsub notes 3s, 2019	5,000	5,188

Toyota Motor Credit Corp. sr. unsec. unsub. notes 3.3s, 2022	5,000	5,414

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021	5,000	5,226

		43,635
Consumer staples (0.3%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022	10,000	9,927

Diageo Investment Corp. company guaranty sr. unsec. unsub. notes 4 1/4s, 2042	5,000	5,424

Kraft Foods, Inc. sr. unsec. notes 6 1/2s, 2017	5,000	6,143

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 5s, 2042	5,000	5,608

Tyson Foods, Inc. company guaranty sr. unsec. unsub. notes 6.6s, 2016	5,000	5,707

		32,809
Energy (0.3%)

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	5,000	5,793

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	5,000	5,298

Petrohawk Energy Corp. company guaranty sr. unsec. notes 7 1/4s, 2018	5,000	5,693

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	5,000	6,166

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039	5,000	6,885

		29,835
Financials (0.6%)

ABN AMRO North American Holding Preferred Capital Repackage Trust I 144A jr. unsec. sub. bonds FRB 3.407s, perpetual maturity	15,000	15,020

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2068	4,000	5,000

Associates Corp. of North America sr. unsec. notes 6.95s, 2018	7,000	8,480

BNP Paribas SA 144A jr. unsec. sub. notes FRN 5.186s, 2049 (France)	4,000	3,715

Capital One Capital IV company guaranty jr. unsec. sub. notes FRN 6.745s, 2037	5,000	5,025

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	5,000	6,449

Genworth Financial, Inc. sr. unsec. unsub. notes 7.7s, 2020	5,000	5,382

HSBC Holdings PLC sr. unsec. notes 4 7/8s, 2022 (United Kingdom)	5,000	5,799

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015	7,000	7,158

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037	5,000	5,550

Rayonier, Inc. company guaranty sr. unsec. unsub. notes 3 3/4s, 2022(R)	5,000	5,196

Royal Bank of Scotland PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)	5,000	5,809

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	5,000	5,703

		84,286
Health care (0.1%)

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019	2,000	2,135

Watson Pharmaceuticals, Inc. sr. unsec. notes 4 5/8s, 2042	5,000	5,235

		7,370
Transportation (0.1%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	5,000	5,462

Ryder System, Inc. sr. unsec. unsub. notes 2 1/2s, 2018	5,000	5,111

		10,573
Utilities and power (0.5%)

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042	5,000	5,315

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041	5,000	5,329

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)	5,000	6,637

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042	5,000	5,843

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042	5,000	5,209

Kinder Morgan Energy Partners LP sr. unsec. notes 6.85s, 2020	5,000	6,309

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022	10,000	10,640

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	5,000	6,790

Westar Energy, Inc. sr. mtge. notes 4 1/8s, 2042	5,000	5,387

		57,459

Total corporate bonds and notes (cost $375,218)		$402,610

CONVERTIBLE BONDS AND NOTES (2.3%)(a)
	Principal amount	Value

Basic materials (0.1%)

CEMEX SAB de CV cv. unsec. sub. notes 4 7/8s, 2015 (Mexico)	$4,000	$4,100

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	4,000	4,253

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014	5,000	5,209

		13,562
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)	5,000	5,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp. cv. sr. unsec. notes FRN 4s, 2013	5,000	5,038

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015	4,000	3,950

		14,238
Communication services (0.3%)

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016	5,000	11,513

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014	8,000	7,585

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016	5,000	6,366

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027	7,000	770

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)	3,000	5,974

		32,208
Consumer cyclicals (0.6%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019	3,000	3,264

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015	4,000	4,110

Cenveo Corp. 144A cv. company guaranty sr. unsec. notes 7s, 2017	3,000	2,653

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	4,000	5,925

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018	6,000	6,203

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031	13,000	6,216

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023	9,000	13,029

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027	9,000	8,966

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015	11,000	11,199

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014	4,000	6,573

		68,138
Consumer staples (0.1%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015	3,000	3,143

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027	4,000	3,918

Vector Group Ltd. cv. sr. unsec. notes FRN 2 1/2s, 2019	5,000	5,456

		12,517
Energy (0.2%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015	4,000	3,585

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038	8,000	6,435

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016	3,000	2,595

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029	4,000	3,655

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041	5,000	4,547

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042	4,000	4,580

		25,397
Financials (0.3%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016	7,000	7,521

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016	3,000	3,064

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017	4,000	6,080

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014	6,000	5,520

PHH Corp. cv. sr. unsec. notes 4s, 2014	7,000	7,774

		29,959
Health care (0.2%)

Alere, Inc. cv. sr. unsec. sub. notes 3s, 2016	1,000	938

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)	5,000	950

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)	3,000	750

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016	7,000	4,694

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)	7,000	6,751

LifePoint Hospitals, Inc. cv. sr. sub. notes 3 1/2s, 2014	4,000	4,095

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014	2,000	1,978

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017	5,000	6,294

		26,450
Technology (0.4%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015	5,000	4,613

Digital River, Inc. cv. sr. unsec. notes 2s, 2030	6,000	5,715

Micron Technology, Inc. 144A cv. sr. unsec. notes 3 1/8s, 2032	7,000	6,528

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026	3,000	3,150

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018	11,000	11,220

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014	5,000	4,675

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015	3,000	3,023

		38,924
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015	4,000	1,353

		1,353

Total convertible bonds and notes (cost $271,618)		$262,746

CONVERTIBLE PREFERRED STOCKS (2.0%)(a)
	Shares	Value

AES Trust III $3.375 cv. pfd.	178	$8,894

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)	269	7,162

AMG Capital Trust II $2.575 cv. pfd.	183	8,658

Apache Corp. Ser. D, $3.00 cv. pfd.	88	3,911

Bank of America Corp. Ser. L, 7.25% cv. pfd.	15	16,706

Bunge, Ltd. $4.875 cv. pfd.	70	7,158

Chesapeake Energy Corp. 144A 5.75% cv. pfd.	12	10,650

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.	180	8,190

Citigroup, Inc. $7.50 cv. pfd.	129	12,936

El Paso Energy Capital Trust I $2.375 cv. pfd.	177	9,425

EPR Properties Ser. C, $1.438 cv. pfd.	321	7,040

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)	374	8,970

General Motors Co. Ser. B, $2.375 cv. pfd.	395	16,010

Genesee & Wyoming, Inc. $5.00 cv. pfd.(NON)	54	5,944

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)	140	7,874

HealthSouth Corp. Ser. A, 6.50% cv. pfd.	2	2,093

Huntington Bancshares Ser. A, 8.50% cv. pfd.	6	7,439

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.	6	6,306

Iridium Communications, Inc. 144A $7.00 cv. pfd.(NON)	26	2,376

MetLife, Inc. $3.75 cv. pfd.	190	8,427

NextEra Energy, Inc. $2.799 cv. pfd.	106	5,321

Nielsen Holdings NV $3.125 cv. pfd.	125	6,598

Oriental Financial Group 144A Ser. C, 8.75% cv. pfd. (Puerto Rico)	2	2,510

PPL Corp. $4.375 cv. pfd.	150	8,138

Stanley Black & Decker, Inc. $4.75 cv. pfd.	62	7,576

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.	578	4,975

United Technologies Corp. $3.75 cv. pfd.	230	12,586

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.	10	12,375

Wintrust Financial Corp. $3.75 cv. pfd.	77	4,258

Total convertible preferred stocks (cost $232,131)		$230,506

MORTGAGE-BACKED SECURITIES (1.3%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-5, Class A3, 5.39s, 2047	$20,000	$21,078
FRB Ser. 05-1, Class A4, 5.077s, 2042	20,000	20,778

CWCapital Cobalt Ser. 07-C3, Class A2, 5.916s, 2046	8,891	8,891

GS Mortgage Securities Corp. II Ser. 05-GG4, Class A3, 4.607s, 2039	24,311	24,554

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 07-LD11, Class A2, 5.988s, 2049	23,282	24,024

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB Ser. 06-4, Class A2FL, 0.332s, 2049	9,643	9,595

Morgan Stanley Capital I Ser. 07-HQ12, Class A2FX, 5.758s, 2049	24,488	25,313

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046	11,272	11,584

Total mortgage-backed securities (cost $144,962)		$145,817

SHORT-TERM INVESTMENTS (17.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)	1,993,190	$1,993,190

U.S. Treasury Bills with effective yields ranging from 0.169% to 0.171%, October 17, 2013(SEG)	$3,000	2,995

Total short-term investments (cost $1,996,185)		$1,996,185

TOTAL INVESTMENTS

Total investments (cost $11,129,814)(b)		$11,314,505

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $144,623) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/20/12	$1,041	$1,024	$17
	Euro	Sell	12/20/12	1,041	1,039	(2)
	Swiss Franc	Buy	12/20/12	1,295	1,288	7
	Swiss Franc	Sell	12/20/12	1,295	1,288	(7)
Barclays Bank PLC
	Euro	Buy	12/20/12	7,024	6,972	52
	Euro	Sell	12/20/12	7,024	7,011	(13)
	Hong Kong Dollar	Sell	12/20/12	2,387	2,387	—
	Singapore Dollar	Sell	12/20/12	983	983	—
Citibank, N.A.
	British Pound	Buy	12/20/12	2,884	2,908	(24)
	Danish Krone	Buy	12/20/12	5,075	4,993	82
	Euro	Buy	12/20/12	520	512	8
	Euro	Sell	12/20/12	520	516	(4)
	Singapore Dollar	Buy	12/20/12	1,557	1,551	6
	Singapore Dollar	Sell	12/20/12	1,557	1,557	—
Credit Suisse AG
	Australian Dollar	Sell	12/20/12	4,169	4,147	(22)
	British Pound	Buy	12/20/12	3,525	3,552	(27)
	Euro	Buy	12/20/12	5,593	5,567	26
	Euro	Sell	12/20/12	5,593	5,541	(52)
	Japanese Yen	Sell	12/20/12	2,855	2,937	82
	New Zealand Dollar	Sell	12/20/12	8,201	8,225	24
	Swiss Franc	Buy	12/20/12	1,835	1,824	11
	Swiss Franc	Sell	12/20/12	1,835	1,828	(7)
Deutsche Bank AG
	Euro	Buy	12/20/12	3,122	3,106	16
	Euro	Sell	12/20/12	3,122	3,117	(5)
Goldman Sachs International
	Australian Dollar	Sell	12/20/12	3,544	3,525	(19)
	Japanese Yen	Buy	12/20/12	364	367	(3)
	Japanese Yen	Sell	12/20/12	364	374	10
	Swedish Krona	Sell	12/20/12	2,359	2,356	(3)
HSBC Bank USA, National Association
	Singapore Dollar	Buy	12/20/12	2,622	2,612	10
	Singapore Dollar	Sell	12/20/12	2,622	2,622	—
	Swiss Franc	Buy	12/20/12	7,771	7,735	36
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	12/20/12	834	830	(4)
	Hong Kong Dollar	Buy	12/20/12	8,516	8,517	(1)
	Singapore Dollar	Buy	12/20/12	5,161	5,162	(1)
	Singapore Dollar	Sell	12/20/12	5,161	5,144	(17)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/20/12	2,082	2,120	(38)
	Japanese Yen	Buy	12/20/12	205	211	(6)
	Japanese Yen	Sell	12/20/12	205	210	5
	Swiss Franc	Buy	12/20/12	1,835	1,824	11
	Swiss Franc	Sell	12/20/12	1,835	1,827	(8)
State Street Bank and Trust Co.
	Euro	Buy	12/20/12	8,976	9,004	(28)
	Israeli Shekel	Sell	12/20/12	419	408	(11)
	Japanese Yen	Buy	12/20/12	1,241	1,277	(36)
	Japanese Yen	Sell	12/20/12	1,241	1,250	9
UBS AG
	Japanese Yen	Sell	12/20/12	1,631	1,687	56
	Norwegian Krone	Sell	12/20/12	3,405	3,392	(13)
WestPac Banking Corp.
	Euro	Buy	12/20/12	4,162	4,155	7
	Euro	Sell	12/20/12	4,162	4,141	(21)

Total						$103

FUTURES CONTRACTS OUTSTANDING at 11/30/12 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1	$165,938	Mar-13	$(58)
U.S. Treasury Bond 30 yr (Short)	1	150,063	Mar-13	(503)
U.S. Treasury Note 2 yr (Long)	2	440,906	Mar-13	90
U.S. Treasury Note 5 yr (Short)	5	623,594	Mar-13	(1,299)
U.S. Treasury Note 10 yr (Long)	2	267,281	Mar-13	809

Total				$(961)

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/12 (Unaudited)

			Upfront			Fixed payments
			premium		Termi-	received
	Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

	Credit Suisse International
	DJ CDX NA IG Series 19 Index	BBB+/P	$(1,660)	$330,000	12/20/17	100 bp	$(1,055)
	JPMorgan Chase Bank N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(50,000)	400,000	6/20/16	500 bp	(8,328)
	DJ CDX NA HY Series 19 Index	B+/P	(16,250)	1,000,000	12/20/17	500 bp	(10,328)

	Total						$(19,711)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. Securities rated by Putnam are indicated by “/P.”

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $11,366,903.
(b)	The aggregate identified cost on a tax basis is $11,136,549, resulting in gross unrealized appreciation and depreciation of $322,396 and $144,440, respectively, or net unrealized appreciation of $177,956.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$1,893,584	$217,980	$118,374	$773	$1,993,190
	Putnam Absolute Return 100 Fund Class Y	499,770	35,405	6,450	—	532,776
	Putnam Absolute Return 300 Fund Class Y	1,224,121	84,973	15,479	—	1,297,166
	Putnam Absolute Return 500 Fund Class Y	2,167,789	141,621	25,798	—	2,283,275
	Putnam Absolute Return 700 Fund Class Y	329,405	21,243	3,870	—	346,147
	Putnam Money Market Fund Class A	394,045	28,337	5,160	10	417,222

	Totals	$6,508,714	$529,559	$175,131	$783	$6,869,776
	Market values are shown for those securities affiliated at period end.
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,377,947 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
	Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $131 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$84,396	$—	$—
Capital goods	69,919	—	—
Communication services	86,717	—	—
Conglomerates	33,493	—	—
Consumer cyclicals	193,599	—	—
Consumer staples	170,852	—	—
Energy	158,293	—	—
Financials	578,259	—	—
Health care	182,093	—	—
Technology	188,339	—	—
Transportation	24,255	—	—
Utilities and power	60,938	—	—
Total common stocks	1,831,153	—	—
Convertible bonds and notes	—	261,046	1,700
Convertible preferred stocks	12,586	217,920	—
Corporate bonds and notes	—	402,610	—
Investment companies	4,991,894	—	—
Mortgage-backed securities	—	145,817	—
U.S. treasury obligations	—	1,453,594	—
Short-term investments	1,993,190	2,995	—

Totals by level	$8,828,823	$2,483,982	$1,700

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$103	$—
Futures contracts	(961)	—	—
Credit default contracts	—	48,199	—

Totals by level	$(961)	$48,302	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$48,199	$—
Foreign exchange contracts	475	372
Interest rate contracts	899	1,860

Total	$49,573	$2,232

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2013

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 3

The fund's portfolio
11/30/12 (Unaudited)

COMMON STOCKS (31.7%)(a)
			Shares	Value

Banking (1.6%)

Banco Santander Central Hispano SA (Spain)			1,515	$11,653

Bendigo and Adelaide Bank, Ltd. (Australia)			983	8,289

City National Corp.			20	974

CaixaBank (Spain)			3,175	12,136

HSBC Holdings, PLC (United Kingdom)			2,797	28,577

JPMorgan Chase & Co.			724	29,742

M&T Bank Corp.			63	6,157

Natixis (France)			3,629	11,625

Northern Trust Corp.			210	10,084

PNC Financial Services Group, Inc.			155	8,702

Sumitomo Mitsui Financial Group, Inc. (Japan)			900	28,976

Svenska Handelsbanken AB Class A (Sweden)			751	26,695

Toronto-Dominion Bank (The) (Canada)			67	5,566

Wells Fargo & Co.			878	28,983

Westpac Banking Corp. (Australia)			1,123	29,885

Wing Hang Bank, Ltd. (Hong Kong)			1,000	10,013

				258,057
Basic materials (1.3%)

Albemarle Corp.			67	4,006

BASF SE (Germany)			215	19,266

Bemis Co., Inc.			87	2,923

BHP Billiton, Ltd. (Australia)			310	11,126

CF Industries Holdings, Inc.			41	8,775

Chicago Bridge & Iron Co., NV (Netherlands)			89	3,616

Cytec Industries, Inc.			41	2,814

Domtar Corp. (Canada)			32	2,564

Evraz PLC (United Kingdom)			4,924	18,476

Fletcher Building, Ltd. (New Zealand)			2,553	16,599

Fortune Brands Home & Security, Inc.(NON)			151	4,528

LyondellBasell Industries NV Class A (Netherlands)			190	9,449

Monsanto Co.			262	23,997

Nippon Paper Group, Inc. (Japan)			900	11,027

OZ Minerals, Ltd. (Australia)			1,204	9,235

PPG Industries, Inc.			95	11,806

Rio Tinto PLC (United Kingdom)			505	25,029

Steel Dynamics, Inc.			173	2,235

Stora Enso OYJ Class R (Finland)			1,786	11,695

Valspar Corp.			71	4,457

voestalpine AG (Austria)			165	5,327

Westlake Chemical Corp.			22	1,593

				210,543
Capital goods (0.9%)

ABB, Ltd. (Switzerland)			605	11,791

BAE Systems PLC (United Kingdom)			3,673	19,261

Cummins, Inc.			122	11,976

Dover Corp.			133	8,457

Emerson Electric Co.			426	21,398

Fluor Corp.			129	6,847

Lockheed Martin Corp.			166	15,488

McDermott International, Inc.(NON)			213	2,243

Metso Corp. OYJ (Finland)			285	10,716

Pentair, Ltd.			70	3,394

Raytheon Co.			234	13,368

Staples, Inc.			432	5,054

Textron, Inc.			220	5,168

Vinci SA (France)			418	18,443

				153,604
Communication services (1.3%)

AT&T, Inc.			465	15,870

Belgacom SA (Belgium)			622	18,274

Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)			5,113	6,288

Comcast Corp. Class A			983	36,548

Deutsche Telekom AG (Germany)			1,736	19,123

France Telecom SA (France)			1,581	16,735

IAC/InterActiveCorp.			105	4,951

Koninklijke (Royal) KPN NV (Netherlands)			708	4,005

NTT DoCoMo, Inc. (Japan)			10	14,423

Telecom Corp. of New Zealand, Ltd. (New Zealand)			7,433	14,096

Telstra Corp., Ltd. (Australia)			2,028	9,122

Verizon Communications, Inc.			829	36,575

Vodafone Group PLC (United Kingdom)			4,488	11,587

				207,597
Conglomerates (0.4%)

AMETEK, Inc.			189	7,055

Bouygues SA (France)			638	15,753

Danaher Corp.			330	17,810

General Electric Co.			893	18,869

Tyco International, Ltd.			292	8,284

				67,771
Consumer cyclicals (2.8%)

Adecco SA (Switzerland)			373	18,431

ADT Corp. (The)(NON)			146	6,701

Advance Auto Parts, Inc.			51	3,731

Alliance Data Systems Corp.(NON)			49	6,982

Asahi Glass Co., Ltd. (Japan)			2,000	15,236

Bayerische Motoren Werke (BMW) AG (Germany)			245	21,728

Bed Bath & Beyond, Inc.(NON)			140	8,221

CBS Corp. Class B			355	12,773

Coach, Inc.			152	8,792

Dai Nippon Printing Co., Ltd. (Japan)			2,000	14,969

Daihatsu Motor Co., Ltd. (Japan)			1,000	17,747

Daimler AG (Registered Shares) (Germany)			141	6,965

Daito Trust Construction Co., Ltd. (Japan)			200	19,385

Dillards, Inc. Class A			61	5,424

Dolby Laboratories, Inc. Class A(NON)			60	2,002

Dun & Bradstreet Corp. (The)			46	3,642

Expedia, Inc.			78	4,825

Foot Locker, Inc.			247	8,852

Gannett Co., Inc.			192	3,437

Geberit International AG (Switzerland)			36	7,606

General Motors Co.(NON)			401	10,378

Home Depot, Inc. (The)			413	26,874

Host Hotels & Resorts, Inc.(R)			2,265	33,273

Hugo Boss AG (Germany)			130	13,634

Lear Corp.			76	3,319

Lowe's Cos., Inc.			296	10,683

Macy's, Inc.			234	9,056

Marriott International, Inc. Class A			163	5,915

McGraw-Hill Cos., Inc. (The)			173	9,188

Mediaset SpA (Italy)			2,466	4,073

News Corp. Class A			647	15,942

Next PLC (United Kingdom)			336	19,708

O'Reilly Automotive, Inc.(NON)			77	7,244

PetSmart, Inc.			80	5,653

Priceline.com, Inc.(NON)			10	6,632

Steven Madden, Ltd.(NON)			1	45

Swire Pacific, Ltd. Class A (Hong Kong)			2,000	24,516

TABCORP Holdings, Ltd. (Australia)			7,577	22,141

Towers Watson & Co. Class A			52	2,750

Trump Entertainment Resorts, Inc.(NON)			6	24

URS Corp.			72	2,713

Vertis Holdings, Inc.(F)			11	—

Viacom, Inc. Class B			277	14,296

Wal-Mart Stores, Inc.			73	5,257

Wyndham Worldwide Corp.			105	5,154

Wynn Resorts, Ltd.			50	5,620

				461,537
Consumer staples (2.6%)

Brinker International, Inc.			75	2,246

British American Tobacco (BAT) PLC (United Kingdom)			374	19,618

Campbell Soup Co.			170	6,248

Church & Dwight Co., Inc.			38	2,058

Coca-Cola Co. (The)			246	9,328

Coca-Cola West Co., Ltd. (Japan)			1,000	15,527

ConAgra Foods, Inc.			330	9,854

Costco Wholesale Corp.			236	24,542

CVS Caremark Corp.			471	21,906

Dole Food Co., Inc.(NON)			1,049	12,046

Dr. Pepper Snapple Group, Inc.			114	5,113

ITOCHU Corp. (Japan)			1,200	11,995

Kao Corp. (Japan)			800	21,962

Kirin Holdings Co., Ltd. (Japan)			1,000	12,264

Kroger Co. (The)			421	11,047

Lorillard, Inc.			91	11,026

McDonald's Corp.			45	3,917

Metcash, Ltd. (Australia)			1,773	6,347

Metro AG (Germany)			635	17,781

Molson Coors Brewing Co. Class B			141	5,846

Nestle SA (Switzerland)			368	24,085

PepsiCo, Inc.			61	4,283

Philip Morris International, Inc.			471	42,333

Procter & Gamble Co. (The)			223	15,572

Reckitt Benckiser Group PLC (United Kingdom)			92	5,785

Robert Half International, Inc.			132	3,730

Suedzucker AG (Germany)			340	13,394

Sumitomo Corp. (Japan)			600	7,446

Tesco PLC (United Kingdom)			3,717	19,360

Unilever NV ADR (Netherlands)			653	24,777

Unilever PLC (United Kingdom)			211	8,123

Walgreen Co.			280	9,495

Woolworths, Ltd. (Australia)			375	11,459

				420,513
Energy (2.1%)

BP PLC (United Kingdom)			5,424	37,506

Chevron Corp.			315	33,292

ConocoPhillips			96	5,466

Cosmo Oil Co., Ltd. (Japan)			6,000	11,646

Diamond Offshore Drilling, Inc.			51	3,519

Exxon Mobil Corp.			531	46,802

Helmerich & Payne, Inc.			65	3,393

HollyFrontier Corp.			128	5,802

Marathon Oil Corp.			308	9,502

Marathon Petroleum Corp.			176	10,479

Murphy Oil Corp.			104	5,901

National Oilwell Varco, Inc.			170	11,611

Occidental Petroleum Corp.			174	13,087

Oceaneering International, Inc.			140	7,375

Peabody Energy Corp.			154	3,867

Phillips 66			48	2,514

Royal Dutch Shell PLC Class A (United Kingdom)			1,037	34,716

Royal Dutch Shell PLC Class B (United Kingdom)			440	15,188

Schlumberger, Ltd.			60	4,297

Seadrill, Ltd. (Norway)			275	10,584

Superior Energy Services, Inc.(NON)			117	2,376

Tesoro Corp.			115	4,862

TonenGeneral Sekiyu KK (Japan)			2,000	18,560

Total SA (France)			464	23,218

Valero Energy Corp.			433	13,969

Williams Cos., Inc. (The)			172	5,648

				345,180
Financial (0.1%)

Assurant, Inc.			99	3,387

CBOE Holdings, Inc.			158	4,737

CIT Group, Inc.(NON)			72	2,668

Nasdaq OMX Group, Inc. (The)			212	5,137

				15,929
Financials (0.2%)

Bank of America Corp.			183	1,804

Camden Property Trust (R )			133	8,738

Citigroup, Inc.			101	3,492

Goldman Sachs Group, Inc. (The)			71	8,363

Hartford Financial Services Group, Inc. (The)			375	7,943

				30,340
Health care (2.9%)

Abbott Laboratories			40	2,600

Aetna, Inc.			204	8,811

AmerisourceBergen Corp.			156	6,586

Amgen, Inc.			55	4,884

AstraZeneca PLC (United Kingdom)			508	24,144

C.R. Bard, Inc.			52	5,149

Celgene Corp.(NON)			58	4,558

Eli Lilly & Co.			480	23,539

Endo Health Solutions, Inc.(NON)			126	3,611

Forest Laboratories, Inc.(NON)			396	14,042

Gilead Sciences, Inc.(NON)			205	15,375

GlaxoSmithKline PLC (United Kingdom)			743	15,886

HCA Holdings, Inc.			88	2,794

Health Management Associates, Inc. Class A(NON)			225	1,789

Humana, Inc.			94	6,149

Johnson & Johnson			214	14,922

McKesson Corp.			131	12,376

Merck & Co., Inc.			159	7,044

Novartis AG (Switzerland)			334	20,670

Omega Healthcare Investors, Inc.(R)			1,471	33,715

Omnicare, Inc.			84	3,044

Orion OYJ Class B (Finland)			552	14,782

Pfizer, Inc.			1,677	41,959

Roche Holding AG-Genusschein (Switzerland)			84	16,534

Sabra Health Care REIT, Inc.(R)			1,067	23,154

Sanofi (France)			233	20,806

Takeda Pharmaceutical Co., Ltd. (Japan)			600	27,440

United Therapeutics Corp.(NON)			80	4,204

UnitedHealth Group, Inc.			463	25,183

Ventas, Inc.(R)			1,073	68,296

Warner Chilcott PLC Class A			266	3,102

				477,148
Insurance (1.0%)

Allied World Assurance Co. Holdings AG			44	3,571

American Financial Group, Inc.			87	3,450

AMP, Ltd. (Australia)			3,832	18,396

Aon PLC			250	14,200

Arch Capital Group, Ltd.(NON)			129	5,818

Aviva PLC (United Kingdom)			2,782	15,622

Baloise Holding AG (Switzerland)			89	7,467

Berkshire Hathaway, Inc. Class B(NON)			113	9,953

CNP Assurances (France)			1,273	18,543

Everest Re Group, Ltd.			46	4,990

Fidelity National Financial, Inc. Class A			228	5,520

NKSJ Holdings, Inc. (Japan)			1,200	22,752

PartnerRe, Ltd.			33	2,735

ProAssurance Corp.			25	2,267

Prudential Financial, Inc.			53	2,762

Reinsurance Group of America, Inc. Class A			33	1,690

RenaissanceRe Holdings, Ltd.			52	4,304

RSA Insurance Group PLC (United Kingdom)			8,408	15,828

Validus Holdings, Ltd.			89	3,156

W.R. Berkley Corp.			117	4,651

				167,675
Investment banking/Brokerage (0.4%)

Delek Group, Ltd. (Israel)			23	5,163

Eaton Vance Corp.			203	6,472

Investment AB Kinnevik Class B (Sweden)			1,153	22,459

Jefferies Group, Inc.			312	5,292

Man Group PLC (United Kingdom)			9,275	11,412

Morgan Stanley			685	11,556

TD Ameritrade Holding Corp.			337	5,459

				67,813
Real estate (10.6%)

Alexandria Real Estate Equities, Inc.(R)			81	5,502

American Campus Communities, Inc.(R)			66	2,891

Apartment Investment & Management Co. Class A(R)			1,791	44,900

AvalonBay Communities, Inc.(R)			693	91,330

Boston Properties, Inc.(R)			924	94,830

BRE Properties(R)			37	1,800

Chimera Investment Corp.(R)			784	2,148

CommonWealth REIT(R)			2,322	35,132

Digital Realty Trust, Inc.(R)			321	20,717

Duke Realty Corp.(R)			207	2,795

DuPont Fabros Technology, Inc.(R)			1,460	33,711

Equity Residential Trust(R)			2,006	111,353

Essex Property Trust, Inc.(R)			59	8,289

Extra Space Storage, Inc.(R)			1,117	39,263

Federal Realty Investment Trust(R)			518	53,893

First Industrial Realty Trust(NON)(R)			745	9,834

General Growth Properties(R)			3,176	61,519

Government Properties Income Trust(R)			1,345	31,002

HCP, Inc.(R)			2,359	106,273

Health Care REIT, Inc.(R)			888	52,294

Kimco Realty Corp.(R)			3,051	58,762

Liberty Property Trust(R)			134	4,667

Macerich Co. (The)(R)			1,017	57,461

Medical Properties Trust, Inc.(R)			2,572	30,015

Pennsylvania Real Estate Investment Trust(R)			1,344	22,391

Post Properties, Inc.(R)			858	42,154

Prologis, Inc.(R)			2,442	82,881

Public Storage(R)			882	124,044

Ramco-Gershenson Properties Trust(R)			1,576	21,087

Rayonier, Inc.(R)			83	4,137

Realty Income Corp.(R)			245	9,967

Regency Centers Corp.(R)			106	4,966

Senior Housing Properties Trust(R)			129	2,883

Simon Property Group, Inc.(R)			1,625	247,211

SL Green Realty Corp.(R)			772	58,193

Stockland (Units) (Australia)(R)			5,065	17,919

Sunstone Hotel Investors, Inc.(NON)(R)			2,640	27,245

Taubman Centers, Inc.(R)			78	6,043

UDR, Inc.(R)			507	11,666

Vornado Realty Trust(R)			1,431	109,371

				1,752,539
Technology (2.1%)

Agilent Technologies, Inc.			220	8,424

AOL, Inc.(NON)			211	7,917

Apple, Inc.			157	91,889

Applied Materials, Inc.			541	5,805

BMC Software, Inc.(NON)			161	6,595

Broadcom Corp. Class A(NON)			210	6,800

Brocade Communications Systems, Inc.(NON)			468	2,658

CA, Inc.			284	6,293

Cadence Design Systems, Inc.(NON)			386	4,914

Cisco Systems, Inc.			1,079	20,404

Computer Sciences Corp.			109	4,149

Dell, Inc.			575	5,543

Google, Inc. Class A(NON)			47	32,823

IBM Corp.			111	21,098

Intel Corp.			347	6,791

KLA-Tencor Corp.			91	4,138

L-3 Communications Holdings, Inc.			82	6,302

Lam Research Corp.(NON)			85	2,985

Microsoft Corp.			1,495	39,797

Nokia OYJ (Finland)			3,364	11,156

NVIDIA Corp.(NON)			307	3,678

Oracle Corp.			696	22,342

Polycom, Inc.(NON)			140	1,464

QLogic Corp.(NON)			420	3,982

Qualcomm, Inc.			73	4,644

Symantec Corp.(NON)			501	9,399

Tech Data Corp.(NON)			46	2,032

Teradyne, Inc.(NON)			167	2,612

Vishay Intertechnology, Inc.(NON)			191	1,853

Western Digital Corp.			124	4,147

				352,634
Transportation (0.4%)

ComfortDelgro Corp., Ltd. (Singapore)			8,000	11,273

Delta Air Lines, Inc.(NON)			663	6,630

Deutsche Post AG (Germany)			399	8,282

Sydney Airport (Australia)			5,140	19,043

United Continental Holdings, Inc.(NON)			206	4,165

United Parcel Service, Inc. Class B			69	5,045

Wabtec Corp.			44	3,723

Yangzijiang Shipbuilding Holdings, Ltd. (China)			11,000	8,426

				66,587
Utilities and power (1.0%)

AES Corp. (The)			522	5,570

Ameren Corp.			200	5,994

CenterPoint Energy, Inc.			344	6,787

Chubu Electric Power Co., Inc. (Japan)			900	12,162

CMS Energy Corp.			220	5,375

DTE Energy Co.			135	8,178

Dynegy, Inc.(NON)			610	11,283

Electricite de France SA (EDF) (France)			597	10,959

Enel SpA (Italy)			3,499	13,261

Energias de Portugal (EDP) SA (Portugal)			1,985	5,024

Entergy Corp.			134	8,514

Hokuriku Electric Power Co. (Japan)			1,100	12,183

PG&E Corp.			281	11,507

Red Electrica Corporacion SA (Spain)			274	12,697

RWE AG (Preference) (Germany)			415	15,685

Snam SpA (Italy)			2,573	11,377

TECO Energy, Inc.			203	3,412

Westar Energy, Inc.			112	3,214

				163,182

Total common stocks (cost $4,872,016)				$5,218,649

INVESTMENT COMPANIES (10.4%)(a)
			Shares	Value

Putnam Absolute Return 700 Fund Class Y(AFF)			136,221	$1,606,047

SPDR S&P 500 ETF Trust			648	92,055

SPDR S&P Midcap 400 ETF Trust			69	12,582

Total investment Companies (cost $1,696,507)				$1,710,684

CONVERTIBLE BONDS AND NOTES (7.5%)(a)
			Principal amount	Value

Basic materials (0.3%)

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			$23,000	$24,452

U.S. Steel Corp. cv. sr. unsec. notes 4s, 2014			19,000	19,796

				44,248
Capital goods (0.5%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)			25,000	26,250

Icahn Enterprises LP 144A cv. sr. unsec. notes FRN 4s, 2013			20,000	20,175

Meritor, Inc. 144A cv. company guaranty sr. unsec. notes 7 7/8s, 2026			18,000	16,285

Owens-Brockway Glass Container, Inc. 144A cv. company guaranty sr. unsec. notes 3s, 2015			22,000	21,725

				84,435
Communication services (0.9%)

Equinix, Inc. cv. sr. unsec. sub. notes 4 3/4s, 2016			21,000	48,353

Leap Wireless International, Inc. cv. sr. unsec. notes 4 1/2s, 2014			46,000	43,614

Level 3 Communications, Inc. cv. sr. unsec. unsub. notes 6 1/2s, 2016			23,000	29,282

Powerwave Technologies, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2027			38,000	4,180

Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016 (United Kingdom)			17,000	33,851

				159,280
Consumer cyclicals (1.8%)

Callaway Golf Co. 144A cv. sr. unsec. bonds 3 3/4s, 2019			21,000	22,850

CBIZ, Inc. 144A cv. sr. sub. notes 4 7/8s, 2015			12,000	12,330

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			20,000	29,626

Forest City Enterprises, Inc. cv. sr. unsec. notes 4 1/4s, 2018			20,000	20,675

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/2s, 2031			63,000	30,122

Liberty Interactive, LLC cv. sr. unsec. unsub. notes 3 1/8s, 2023			33,000	47,774

Live Nation Entertainment, Inc. cv. sr. unsec. notes 2 7/8s, 2027			37,000	36,861

MGM Resorts International Co. cv. company guaranty sr. unsec. notes 4 1/4s, 2015			57,000	58,033

XM Satellite Radio, Inc. 144A cv. company guaranty sr. unsec. sub. notes 7s, 2014			19,000	31,219

				289,490
Consumer staples (0.4%)

Rite Aid Corp. cv. sr. unsec. unsub. notes 8 1/2s, 2015			15,000	15,713

Spartan Stores, Inc. cv. sr. unsec. notes 3 3/8s, 2027			22,000	21,546

Vector Group Ltd. cv. sr. unsec. FRN notes 2 1/2s, 2019			25,000	27,281

				64,540
Energy (0.9%)

Alpha Natural Resources, Inc. cv. sr. unsec. notes 2 3/8s, 2015			22,000	19,718

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038			48,000	38,610

Endeavour International Corp. cv. company guaranty sr. unsec. unsub. notes 5 1/2s, 2016			20,000	17,300

Goodrich Petroleum Corp. cv. sr. unsec. unsub. notes 5s, 2029			23,000	21,016

Peabody Energy Corp. cv. jr. unsec. sub. debs. 4 3/4s, 2041			25,000	22,734

Trico Marine Services, Inc. cv. sr. unsec. debs. 3s, 2027 (In default)(NON)			15,000	103

Vantage Drilling Co. cv. sr. unsec. unsub. notes 7 7/8s, 2042			20,000	22,900

				142,381
Financials (0.9%)

Ares Capital Corp. 144A cv. sr. unsec. notes 5 3/4s, 2016			32,000	34,380

Hercules Technology Growth Capital, Inc. cv. sr. unsec. notes 6s, 2016			15,000	15,319

KKR Financial Holdings, LLC cv. sr. unsec. notes 7 1/2s, 2017			18,000	27,360

Morgans Hotel Group Co. cv. sr. sub. notes 2 3/8s, 2014			25,000	23,000

PHH Corp. cv. sr. unsec. notes 4s, 2014			36,000	39,983

				140,042
Health care (0.6%)

Alere, Inc.cv. sr. unsec. sub. notes 3s, 2016			6,000	5,625

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2013 (China) (In default)(F)(NON)			25,000	4,750

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)			14,000	3,500

Dendreon Corp. cv. sr. unsec. notes 2 7/8s, 2016			28,000	18,778

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (0s, 3/1/18) 2042(STP)			38,000	36,646

Providence Service Corp. (The) cv. sr. unsec. sub. notes 6 1/2s, 2014			9,000	8,899

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017			21,000	26,434

				104,632
Technology (1.2%)

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s, 2015			26,000	23,985

Digital River, Inc. cv. sr. unsec. notes 2s, 2030			33,000	31,433

Micron Technology, Inc. 144A cv. sr. unsec. notes 3 1/8s, 2032			35,000	32,638

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026			20,000	21,000

Safeguard Scientifics, Inc. 144A cv. sr. unsec. notes 5 1/4s, 2018			51,000	52,020

TeleCommunication Systems, Inc. 144A cv. sr. unsec. notes 4 1/2s, 2014			27,000	25,245

TTM Technologies, Inc. cv. sr. unsec. notes 3 1/4s, 2015			17,000	17,128

				203,449
Transportation (—%)

Genco Shipping & Trading, Ltd. cv. sr. unsec. notes 5s, 2015			23,000	7,777

				7,777

Total convertible bonds and notes (cost $1,247,180)				$1,240,274

CONVERTIBLE PREFERRED STOCKS (7.2%)(a)
			Shares	Value

Basic materials (—%)

Smurfit-Stone Container Corp. (Escrow) zero % cv. pfd.(F)			1,775	$18

				18
Capital goods (0.4%)

United Technologies Corp. $3.75 cv. pfd.			1,150	62,928

				62,928
Communication services (0.3%)

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.			800	36,400

Iridium Communications, Inc. 144A $7.00 cv. pfd.			135	12,336

				48,736
Consumer cyclicals (1.6%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)			2,020	48,448

General Motors Co. Ser. B, $2.375 cv. pfd.			2,265	91,803

Interpublic Group of Cos, Inc. (The) Ser. B, 5.25% cv. pfd.			31	32,581

Nielsen Holdings NV $3.125 cv. pfd.			760	40,114

Stanley Black & Decker, Inc. $4.75 cv. pfd.			335	40,933

				253,879
Consumer staples (0.2%)

Bunge, Ltd. $4.875 cv. pfd.			370	37,833

				37,833
Energy (0.3%)

Apache Corp. Ser. D, $3.00 cv. pfd.			310	13,776

Chesapeake Energy Corp. 144A 5.75% cv. pfd.			48	42,600

				56,376
Financials (3.1%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)			1,375	36,609

AMG Capital Trust II $2.575 cv. pfd.			1,085	51,334

Bank of America Corp. Ser. L, 7.25% cv. pfd.			82	91,328

Citigroup, Inc. $7.50 cv. pfd.			635	63,678

EPR Properties Ser. C, $1.44 cv. pfd.			1,435	31,470

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.(R)			725	40,774

Huntington Bancshares Ser. A, 8.50% cv. pfd.			33	40,917

MetLife, Inc. $3.75 cv. pfd.			976	43,286

Oriental Financial Group 144A Ser. C, 8.75% cv. pfd. (Puerto Rico)			12	15,060

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.			60	74,250

Wintrust Financial Corp. $3.75 cv. pfd.			400	22,120

				510,826
Transportation (0.3%)

Genesee & Wyoming, Inc. $5.00 cv. pfd.			192	21,135

Swift Mandatory Common Exchange Security Trust 144A 6.00% cv. pfd.			2,375	20,443

				41,578
Utilities and power (1.0%)

AES Trust III $3.375 cv. pfd.			1,085	54,216

El Paso Energy Capital Trust I $2.375 cv. pfd.			965	51,386

NextEra Energy, Inc. $2.799 cv. pfd.			510	25,602

PPL Corp. $4.375 cv. pfd.			725	39,331

				170,535

Total convertible preferred stocks (cost $1,137,743)				$1,182,709

CORPORATE BONDS AND NOTES (7.0%)(a)
			Principal amount	Value

Basic materials (0.1%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			$5,000	$5,588

Eastman Chemical Co. sr. unsec. notes 4.8s, 2042			5,000	5,292

				10,880
Capital goods (0.1%)

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)			10,000	13,376

				13,376
Communication services (1.0%)

American Tower Corp. sr. unsec. notes 7s, 2017(R)			5,000	6,003

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018			5,000	5,996

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2017			22,000	24,200

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037			5,000	6,787

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			5,000	5,699

France Telecom sr. unsec. unsub. notes 4 1/8s, 2021 (France)			3,000	3,311

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			5,156	5,472

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			10,000	10,600

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)			5,000	6,730

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			15,000	12,750

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			4,000	4,683

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			10,000	11,227

Sprint Capital Corp. company guaranty 6 7/8s, 2028			40,000	41,200

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			5,000	5,075

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			5,000	6,684

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2013			5,000	5,200

				161,617
Consumer cyclicals (0.5%)

ADT Corp. (The) 144A company guaranty sr. unsec. notes 4 7/8s, 2042			2,000	2,081

ADT Corp. (The) 144A company guaranty sr. unsec. notes 3 1/2s, 2022			3,000	3,057

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020			3,000	3,223

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			5,000	4,050

American Media, Inc. 144A notes 13 1/2s, 2018			320	278

Bon-Ton Department Stores, Inc. (The) 144A company guaranty sr. notes 10 5/8s, 2017			5,000	4,800

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			7,000	4,463

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020			5,000	5,400

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040			5,000	5,713

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			5,000	6,038

Host Hotels & Resorts LP company guaranty sr. unsec. unsub. notes Ser. Q, 6 3/4s, 2016(R)			8,000	8,205

Liberty Interactive, LLC debs. 8 1/4s, 2030			5,000	5,400

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			20,000	1,600

Michaels Stores, Inc. company guaranty 11 3/8s, 2016			5,000	5,231

QVC, Inc. 144A sr. notes 7 1/8s, 2017			5,000	5,264

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			5,000	6,975

Travelport, LLC company guaranty sr. unsec. unsub. notes 9 7/8s, 2014			10,000	7,850

				79,628
Consumer staples (0.7%)

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			2,000	2,786

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022			5,000	4,963

Claire's Stores, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2015			14,099	12,901

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			10,000	11,550

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			8,000	8,520

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037			10,000	12,730

Kraft Foods Group, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2042			5,000	5,609

McDonald's Corp. sr. unsec. notes 5.7s, 2039			15,000	19,999

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			5,000	5,113

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			20,000	20,600

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			10,000	11,375

				116,146
Energy (0.5%)

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			3,000	3,135

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031			5,000	6,682

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			5,000	5,796

Chesapeake Energy Corp. company guaranty 6 1/2s, 2017			15,000	15,788

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			5,000	5,529

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			10,000	11,500

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000	5,298

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018			5,000	6,099

Weatherford Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039			10,000	13,769

Williams Cos., Inc. (The) notes 8 3/4s, 2032			7,000	9,538

Williams Cos., Inc. (The) notes 7 3/4s, 2031			2,000	2,521

				85,655
Financials (1.0%)

American Express Co. sr. unsec. notes 8 1/8s, 2019			20,000	27,598

Bank of America Corp. sr. unsec. unsub. notes 6 1/2s, 2016			10,000	11,616

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018			15,000	18,711

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)			5,000	5,726

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018			2,000	2,394

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			5,000	6,449

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.51s, 2016			5,000	4,915

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			5,000	6,524

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021			5,000	5,401

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019			5,000	6,277

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs. FRB 8.125s, 2038			5,000	5,700

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB 6.071s, perpetual maturity (Jersey)			5,000	4,075

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			5,000	5,300

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. notes FRN 7s, 2037			5,000	4,950

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			5,000	7,686

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			5,000	5,425

Royal Bank of Scotland PLC (The) sr. sub. notes FRN 9 1/2s, 2022 (United Kingdom)			5,000	5,809

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.308s, 2037			15,000	11,633

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			5,000	6,020

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			10,000	11,407

				163,616
Health care (0.3%)

Aetna, Inc. sr. unsec. notes 6 1/2s, 2018			5,000	6,239

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			2,000	2,135

HCA, Inc. sr. unsec. notes 6 1/4s, 2013			2,000	2,018

Service Corporation International sr. unsec. unsub. notes 6 3/4s, 2016			25,000	27,813

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			5,000	5,188

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			5,492	5,588

WellPoint, Inc. notes 7s, 2019			5,000	6,294

				55,275
Technology (0.6%)

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			15,000	14,700

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			5,000	4,875

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015			55,270	56,790

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			3,000	3,146

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			10,000	10,550

Jazz Technologies, Inc. company guaranty sr. unsec. notes 8s, 2015			16,000	13,280

Lexmark International Inc, sr. unsec. notes 5.9s, 2013			5,000	5,094

				108,435
Transportation (—%)

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042			5,000	5,462

				5,462
Utilities and power (2.2%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			15,000	17,213

Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019			5,000	6,765

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			5,000	6,552

Colorado Interstate Gas Co., LLC debs. 6.85s, 2037 (Canada)			100,000	123,685

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017			5,000	6,130

Dynegy Holdings, LLC bonds 7 3/4s, 2019			25,000	125

Edison Mission Energy sr. unsec. notes 7.2s, 2019 (In default)(NON)			10,000	5,038

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032			5,000	7,216

El Paso, LLC sr. notes Ser. GMTN, 7 3/4s, 2032			5,000	5,867

Electricite de France SA (EDF) 144A notes 6.95s, 2039 (France)			5,000	6,637

Energy Future Holdings Corp. sr. notes 9 3/4s, 2019			35,000	36,225

Energy Future Intermediate Holding Co., LLC sr. notes 9 3/4s, 2019			37,000	39,220

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			5,000	5,410

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			5,000	5,538

Nevada Power Co. notes 6 1/2s, 2018			10,000	12,649

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			15,000	17,002

PSEG Power, LLC company guaranty sr. unsec. notes 5.32s, 2016			4,000	4,527

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067			5,000	5,300

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			5,000	6,790

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)			10,000	10,748

Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018			15,000	20,529

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067			5,000	5,400

				354,566

Total corporate bonds and notes (cost $1,048,744)				$1,154,656

U.S. TREASURY OBLIGATIONS (3.5%)(a)
			Principal amount	Value

U.S. Treasury Bonds
5 1/4s, November 15, 2028			$32,000	$45,127
4 5/8s, February 15, 2040			30,000	41,490
4 1/2s, February 15, 2036			17,000	22,849
4 3/8s, May 15, 2041			95,000	126,768

U.S. Treasury Notes
3 1/2s, February 15, 2018			31,000	35,479
3 1/8s, October 31, 2016			75,000	82,758
1 7/8s, September 30, 2017			17,000	18,032
1 3/8s, May 15, 2013			68,000	68,377
1s, August 31, 2016			140,000	142,962

Total U.S. treasury Obligations (cost $561,016)				$583,842

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.4%)(a)
			Principal amount	Value

Indonesia (Republic of) 144A notes 5 1/4s, 2042			$200,000	$234,750

Total foreign government and agency bonds and notes (cost $196,341)				$234,750

MORTGAGE-BACKED SECURITIES (0.7%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-5, Class A3, 5.39s, 2047			$11,000	$11,593
FRB Ser. 05-1, Class A4, 5.077s, 2042			18,000	18,700

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.952s, 2039			6,378	6,427

CS First Boston Mortgage Securities Corp. 144A Ser. 03-C3, Class AX, IO, 1.892s, 2038			137,467	244

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD11, Class A2, 5.988s, 2049			17,850	18,419
Ser. 07-LD12, Class A2, 5.827s, 2051			4,943	5,042
Ser. 07-LDPX, Class A3S, 5.317s, 2049			14,000	14,364
Ser. 2007-LDPX, Class A2S, 5.305s, 2049			15,477	15,621
Ser. 04-CB8, Class B, 4 1/2s, 2039			10,000	10,219

LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035			2,000	2,168

LB-UBS Commercial Mortgage Trust 144A Ser. 05-C2, Class XCL, IO, 0.502s, 2040			236,335	1,574

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A2, 5.937s, 2050			4,451	4,529

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, Class A2, 5.569s, 2046			11,272	11,584

Total mortgage-backed securities (cost $118,195)				$120,484

UNITS (0.3%)(a)
			Units	Value

Ashland, Inc. cv. jr. unsec. sub. debs. units 6 1/2s, 2029			45,000	$41,850

Total Units (cost $41,613)				$41,850

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$10,000	$13,981

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			10,000	13,738

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			5,000	5,961

Total municipal bonds and notes (cost $25,068)				$33,680

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			5	$4,868

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			430	11,202

Total preferred stocks (cost $14,301)				$16,070

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Tower Semiconductor, Ltd. 144A (Israel)(F)	6/30/15	$ 0.01	6,345	$1,269

Total warrants (cost $1,269)				$1,269

SHORT-TERM INVESTMENTS (30.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16%(AFF)			3,875,799	$3,875,799

SSgA Prime Money Market Fund 0.10%(P)			110,000	110,000

U.S. Treasury Bills with effective yields ranging from 0.162% to 0.163%, August 22, 2013			$500,000	499,453

U.S. Treasury Bills with an effective yield of 0.182%, May 2, 2013(SEG)			500,000	499,710

Total short-term investments (cost $4,984,815)				$4,984,962

TOTAL INVESTMENTS

Total investments (cost $15,944,808)(b)				$16,523,879

FORWARD CURRENCY CONTRACTS at 11/30/12 (aggregate face value $684,045) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	12/20/12	$96,388	$96,198	$190
Barclays Bank PLC
	Euro	Buy	12/20/12	780	779	1
	Hong Kong Dollar	Buy	12/20/12	981	981	—
	Japanese Yen	Buy	12/20/12	1,388	1,087	301
	Swiss Franc	Buy	12/20/12	15,867	15,837	30
Citibank, N.A.
	Danish Krone	Buy	12/20/12	18,312	18,017	295
	Euro	Sell	12/20/12	40,714	40,636	(78)
	Singapore Dollar	Buy	12/20/12	8,029	8,034	(5)
	Swiss Franc	Buy	12/20/12	8,203	8,172	31
	Swiss Franc	Sell	12/20/12	8,203	8,205	2
Credit Suisse AG
	Australian Dollar	Buy	12/20/12	208	209	(1)
	Australian Dollar	Sell	12/20/12	208	207	(1)
	British Pound	Buy	12/20/12	1,762	1,806	(44)
	Euro	Sell	12/20/12	5,463	5,452	(11)
	Japanese Yen	Buy	12/20/12	3,768	4,018	(250)
	New Zealand Dollar	Sell	12/20/12	25,751	25,827	76
	Norwegian Krone	Buy	12/20/12	14,362	14,308	54
	Swedish Krona	Sell	12/20/12	270	270	—
	Swiss Franc	Buy	12/20/12	108	107	1
	Swiss Franc	Sell	12/20/12	108	108	—
Deutsche Bank AG
	Euro	Buy	12/20/12	11,707	11,646	61
	Euro	Sell	12/20/12	11,707	11,687	(20)
Goldman Sachs International
	Australian Dollar	Buy	12/20/12	4,378	4,371	7
	Australian Dollar	Sell	12/20/12	4,378	4,354	(24)
	Euro	Buy	12/20/12	7,284	7,256	28
	Euro	Sell	12/20/12	7,284	7,270	(14)
	Swedish Krona	Sell	12/20/12	10,516	10,501	(15)
HSBC Bank USA, National Association
	Euro	Sell	12/20/12	56,324	56,195	(129)
	Singapore Dollar	Buy	12/20/12	573	571	2
	Singapore Dollar	Sell	12/20/12	573	574	1
	Swiss Franc	Buy	12/20/12	11,657	11,598	59
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	12/20/12	24,599	24,455	(144)
	British Pound	Buy	12/20/12	2,083	2,100	(17)
	Hong Kong Dollar	Buy	12/20/12	1,342	1,342	—
	Japanese Yen	Buy	12/20/12	5,650	5,669	(19)
	Japanese Yen	Sell	12/20/12	5,650	5,811	161
	Singapore Dollar	Buy	12/20/12	6,882	6,872	10
	Singapore Dollar	Sell	12/20/12	6,882	6,859	(23)
Royal Bank of Scotland PLC (The)
	British Pound	Buy	12/20/12	27,076	27,278	(202)
	British Pound	Sell	12/20/12	27,076	27,057	(19)
	Japanese Yen	Buy	12/20/12	1,859	1,912	(53)
	Japanese Yen	Sell	12/20/12	1,859	1,910	51
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/20/12	3,752	3,732	20
	Australian Dollar	Sell	12/20/12	3,752	3,758	6
	Euro	Buy	12/20/12	74,535	74,372	163
	Euro	Sell	12/20/12	74,535	74,181	(354)
	Israeli Shekel	Sell	12/20/12	1,729	1,685	(44)
UBS AG
	Norwegian Krone	Sell	12/20/12	10,586	10,513	(73)
WestPac Banking Corp.
	Euro	Buy	12/20/12	14,178	14,154	24
	Euro	Sell	12/20/12	14,178	14,104	(74)

Total						$(40)

FUTURES CONTRACTS OUTSTANDING at 11/30/12 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Bond Ultra 30 yr (Short)	1	$165,938	Mar-13	$52
U.S. Treasury Note 5 yr (Long)	2	249,438	Mar-13	512

Total				$564

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 11/30/12 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Deutsche Bank AG
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	$—	EUR	10,000	9/20/13	477 bp	$587
	JPMorgan Chase Bank N.A.
	DJ CDX EM Series 15 Version 1 Index	BB+/P	(200,000)		$1,600,000	6/20/16	500 bp	(33,314)
	DJ CDX NA HY Series 19 Index	B+/P	(34,938)		2,150,000	12/20/17	500 bp	(22,205)

	Total							$(54,932)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2012. Securities rated by Putnam are indicated by “/P.”

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDS	Global Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2012 through November 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $16,462,743.
(b)	The aggregate identified cost on a tax basis is $16,017,311, resulting in gross unrealized appreciation and depreciation of $990,160 and $483,592, respectively, or net unrealized appreciation of $506,568.
(NON)	Non-income-producing security.
(STP)	The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,258,200	$2,744,008	$2,126,409	$4,213	$—	$3,875,799
	Putnam Absolute Return 700 Fund (Class Y)	1,693,638	202,598	358,068	—	—	1,606,047
	Totals	$4,951,838	$2,946,606	$2,484,477	$4,213	$—	$5,481,846
Market values are shown for those securities affiliated at period end.
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $4,179,211 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
The fund had an average contract amount of approximately $2,200,000 on forward currency contracts for the reporting period.
Credit default contracts: The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.
Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $816 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$210,543	$—	$—
Capital goods	153,604	—	—
Communication services	207,597	—	—
Conglomerates	67,771	—	—
Consumer cyclicals	461,513	24	—
Consumer staples	420,513	—	—
Energy	345,180	—	—
Financials	2,292,353	—	—
Health care	477,148	—	—
Technology	352,634	—	—
Transportation	66,587	—	—
Utilities and power	163,182	—	—
Total common stocks	5,218,625	24	—
Convertible bonds and notes	—	1,232,024	8,250
Convertible preferred stocks	62,928	1,119,763	18
Corporate bonds and notes	—	1,154,656	—
Foreign government and agency bonds and notes	—	234,750	—
Investment Companies	1,710,684	—	—
Mortgage-backed securities	—	120,484	—
Municipal bonds and notes	—	33,680	—
Preferred stocks	—	16,070	—
U.S. Treasury Obligations	—	583,842	—
Units	—	41,850	—
Warrants	—	—	1,269
Short-term investments	3,985,799	999,163	—

Totals by level	$10,978,036	$5,536,306	$9,537

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(40)	$—
Futures contracts	564	—	—
Credit default contracts	—	180,006	—

Totals by level	$564	$179,966	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$180,006	$—
Foreign exchange contracts	1,574	1,614
Equity contracts	1,269	—
Interest rate contracts	564	—

Total	$183,413	$1,614

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2013